UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

ITEM 1.     REPORTS TO STOCKHOLDERS.

1

Semiannual Report

March 31, 2014

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Fund

Waddell & Reed Advisors Cash Management

CONTENTS

Waddell & Reed Advisors Funds

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Waddell & Reed Advisors Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2	SEMIANNUAL REPORT	2014

PRESIDENT’S LETTER

Waddell & Reed Advisors Funds	MARCH 31, 2014 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder,

Over the past six months, fixed-income markets were challenged by Federal Reserve policy uncertainty and related questions about the outlook for interest rates, inflation and economic growth. In our view, bond markets remain somewhat expensive, relatively. The benchmark 10-year Treasury ended the period yielding 2.73%, compared with 2.64% at the start of the period. For the first time since the 2008 downturn, we saw money flow from bonds to equities rather than vice versa.

Looking at the markets more broadly, the last six months have brought more volatility, though equities saw strong returns. While we see a positive environment for equities this year, the process of interest rate normalization has begun and will continue to have an impact on markets. The implementation of the Affordable Care Act also has the potential to present challenges that may influence both hiring and consumer spending. Overall, we believe the U.S. economy will move ahead moderately. As the Federal Reserve winds down its bond buying program, and if the economy normalizes over the coming year, we are likely to see interest rates to rise modestly.

Internationally, headwinds continue to varying degrees in China, Japan and Europe, while tensions remain high in the Middle East. We remain relatively cautious on emerging markets as negative current accounts, dwindling foreign investment flows and decreasing commodity prices will likely stunt growth. We will continue to closely monitor these events and others as the year unfolds with an eye on the risks, and opportunities, that they present.

Economic Snapshot

	3/31/14	9/30/13
S&P 500 Index	1,872.34	1,681.55
MSCI EAFE Index	1,915.69	1,818.23
10-Year Treasury Yield	2.73%	2.64%
U.S. unemployment rate	6.7%	7.2%
30-year fixed mortgage rate	4.65%	4.58%
Oil price per barrel	$101.58	$102.33

Sources: Bloomberg, U.S. Department of Labor, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust and partnership, and encourage you to share in our optimism for the future.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Waddell & Reed Advisors Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2014	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2014.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 9-30-13	Ending Account Value 3-31-14	Expenses Paid During Period*	Beginning Account Value 9-30-13	Ending Account Value 3-31-14	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Bond Fund
Class A	$1,000	$1,018.40	$4.95	$1,000	$1,020.08	$4.95	0.97%
Class B**	$1,000	$1,010.00	$11.46	$1,000	$1,013.56	$11.48	2.28%
Class C	$1,000	$1,012.20	$9.56	$1,000	$1,015.40	$9.57	1.91%
Class Y	$1,000	$1,018.30	$3.33	$1,000	$1,021.59	$3.34	0.67%
Cash Management
Class A	$1,000	$1,000.10	$0.90	$1,000	$1,024.07	$0.91	0.17%
Class B**	$1,000	$1,000.00	$0.90	$1,000	$1,024.07	$0.91	0.17%
Class C**	$1,000	$1,000.00	$0.90	$1,000	$1,024.07	$0.91	0.17%
Global Bond Fund
Class A	$1,000	$1,028.60	$6.09	$1,000	$1,018.96	$6.06	1.20%
Class B**	$1,000	$1,019.40	$12.42	$1,000	$1,012.63	$12.38	2.47%
Class C	$1,000	$1,022.00	$10.21	$1,000	$1,014.83	$10.17	2.03%
Class Y	$1,000	$1,030.40	$4.16	$1,000	$1,020.87	$4.14	0.82%

4	SEMIANNUAL REPORT	2014

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 9-30-13	Ending Account Value 3-31-14	Expenses Paid During Period*	Beginning Account Value 9-30-13	Ending Account Value 3-31-14	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Government Securities Fund
Class A	$1,000	$1,002.80	$5.21	$1,000	$1,019.72	$5.25	1.04%
Class B**	$1,000	$996.50	$11.38	$1,000	$1,013.54	$11.48	2.29%
Class C	$1,000	$998.40	$9.49	$1,000	$1,015.43	$9.57	1.91%
Class Y	$1,000	$1,004.50	$3.51	$1,000	$1,021.42	$3.54	0.70%
High Income Fund
Class A	$1,000	$1,069.50	$5.17	$1,000	$1,019.89	$5.05	1.01%
Class B**	$1,000	$1,063.60	$10.94	$1,000	$1,014.32	$10.68	2.13%
Class C	$1,000	$1,065.50	$9.19	$1,000	$1,016.07	$8.97	1.78%
Class Y	$1,000	$1,071.00	$3.83	$1,000	$1,021.25	$3.74	0.74%
Municipal Bond Fund
Class A	$1,000	$1,033.50	$4.47	$1,000	$1,020.53	$4.45	0.88%
Class B**	$1,000	$1,028.30	$9.43	$1,000	$1,015.62	$9.37	1.87%
Class C	$1,000	$1,029.00	$8.93	$1,000	$1,016.17	$8.87	1.76%
Municipal High Income Fund
Class A	$1,000	$1,043.50	$4.60	$1,000	$1,020.40	$4.55	0.91%
Class B**	$1,000	$1,038.30	$9.78	$1,000	$1,015.37	$9.67	1.92%
Class C	$1,000	$1,039.10	$8.97	$1,000	$1,016.15	$8.87	1.76%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2014, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

2014	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS

Bond Fund	ALL DATA IS AS OF MARCH 31, 2014 (UNAUDITED)

Asset Allocation

Bonds	96.8%
Corporate Debt Securities	70.2%
United States Government and Government Agency Obligations	23.2%
Other Government Securities	2.1%
Municipal Bonds – Taxable	0.8%
Mortgage-Backed Securities	0.5%
Cash and Cash Equivalents	3.2%

Lipper Rankings

Category: Lipper Corporate Debt Funds A Rated	Rank	Percentile
1 Year	52/58	89
3 Year	42/52	80
5 Year	47/50	93
10 Year	33/43	75

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	89.4%
AAA	1.2%
AA	28.9%
A	28.2%
BBB	31.1%
Non-Investment Grade	7.4%
BB	4.8%
B	2.0%
Below CCC	0.0%
Non-rated	0.6%
Cash and Cash Equivalents	3.2%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

6	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands) MARCH 31, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Aerospace & Defense – 1.6%
Bombardier, Inc.,
7.500%, 3–15–18 (A)	$13,350	$15,052
Honeywell International, Inc.,
5.000%, 2–15–19	5,000	5,661

		20,713

Apparel Retail – 1.4%
Limited Brands, Inc.:
8.500%, 6–15–19	3,000	3,630
7.000%, 5–1–20	10,676	12,171
5.625%, 2–15–22	1,710	1,806

		17,607

Automobile Manufacturers – 0.7%
General Motors Co.,
3.500%, 10–2–18 (A)	5,500	5,603
Hyundai Capital America,
2.875%, 8–9–18 (A)	4,000	4,077

		9,680

Biotechnology – 1.3%
Amgen, Inc.:
6.150%, 6–1–18	12,500	14,548
5.700%, 2–1–19	2,000	2,315

		16,863

Brewers – 2.5%
Anheuser-Busch InBev Worldwide, Inc.,
5.375%, 1–15–20	12,000	13,780
SABMiller plc,
6.500%, 7–15–18 (A)	15,000	17,591

		31,371

Broadcasting – 1.8%
CBS Corp.,
8.875%, 5–15–19	13,076	16,770
NBCUniversal Media, LLC,
5.150%, 4–30–20	5,297	5,986

		22,756

Cable & Satellite – 3.5%
Comcast Cable Communications, Inc.,
8.500%, 5–1–27	5,250	7,313
Comcast Corp.,
5.150%, 3–1–20	7,000	7,929
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.000%, 3–1–21	9,650	10,377
3.800%, 3–15–22	6,500	6,433
Time Warner, Inc.,
4.750%, 3–29–21	12,250	13,403

		45,455

Coal & Consumable Fuels – 1.5%
Joy Global, Inc.,
6.000%, 11–15–16	14,350	15,962

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Coal & Consumable Fuels (Continued)
Peabody Energy Corp.,
6.500%, 9–15–20	$3,000	$3,098

		19,060

Commodity Chemicals – 0.1%
Georgia Gulf Corp.,
4.875%, 5–15–23 (A)	727	713

Consumer Finance – 2.6%
Capital One Financial Corp.,
6.750%, 9–15–17	15,000	17,488
Ford Motor Credit Co. LLC,
4.250%, 9–20–22	16,000	16,490

		33,978

Data Processing & Outsourced Services – 2.9%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	8,428	8,828
6.375%, 4–1–20 (A)	5,685	6,055
Fidelity National Financial, Inc.,
6.600%, 5–15–17	11,430	12,966
Western Union Co. (The),
3.650%, 8–22–18	10,000	10,275

		38,124

Distillers & Vintners – 0.6%
Diageo Capital plc,
5.750%, 10–23–17	7,000	8,023

Diversified Banks – 4.5%
Bank of America Corp.:
5.650%, 5–1–18	8,000	9,046
7.625%, 6–1–19	9,000	11,079
HSBC Holdings plc,
5.100%, 4–5–21	16,000	17,891
U.S. BanCorp,
4.125%, 5–24–21	10,000	10,750
Wachovia Corp.,
5.750%, 2–1–18	7,000	8,017

		56,783

Diversified Chemicals – 2.1%
Dow Chemical Co. (The):
8.550%, 5–15–19	11,207	14,354
4.250%, 11–15–20	2,000	2,116
E.I. du Pont de Nemours and Co.,
5.750%, 3–15–19	9,000	10,411
Eagle Spinco, Inc.,
4.625%, 2–15–21 (A)	727	719

		27,600

Diversified Metals & Mining – 1.5%
Freeport-McMoRan Copper & Gold, Inc.,
3.100%, 3–15–20	5,000	4,866
Rio Tinto Finance (USA) Ltd.,
3.750%, 9–20–21	13,500	13,905

		18,771

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Drug Retail – 0.5%
Walgreen Co.,
3.100%, 9–15–22	$7,000	$6,726

Education Services – 0.3%
Trustees of Princeton University (The),
4.950%, 3–1–19	3,000	3,379

Electric Utilities – 2.0%
Detroit Edison Co. (The),
3.900%, 6–1–21	13,500	14,347
PacifiCorp,
2.950%, 2–1–22	11,000	10,861

		25,208

Electrical Components & Equipment – 0.2%
Emerson Electric Co.,
4.875%, 10–15–19	2,500	2,808

Electronic Equipment & Instruments – 1.3%
Xerox Corp.,
6.350%, 5–15–18	14,100	16,297

Electronic Manufacturing Services – 1.3%
Jabil Circuit, Inc.:
8.250%, 3–15–18	9,350	11,173
5.625%, 12–15–20	5,480	5,802

		16,975

Environmental & Facilities Services – 2.4%
Republic Services, Inc.,
4.750%, 5–15–23	15,000	16,003
Waste Management, Inc.,
4.600%, 3–1–21	13,299	14,425

		30,428

Food Distributors – 0.3%
Wm. Wrigley Jr. Co.,
3.375%, 10–21–20 (A)	4,000	4,040

Forest Products – 1.2%
Georgia-Pacific LLC,
5.400%, 11–1–20 (A)	14,000	15,703

General Merchandise Stores – 1.2%
Dollar General Corp.,
3.250%, 4–15–23	17,000	16,050

Health Care Services – 1.3%
Medco Health Solutions, Inc.:
7.125%, 3–15–18	9,000	10,621
4.125%, 9–15–20	5,500	5,783

		16,404

Health Care Supplies – 0.4%
DENTSPLY International, Inc.,
4.125%, 8–15–21	5,500	5,637

Home Improvement Retail – 1.3%
Home Depot, Inc. (The),
4.400%, 4–1–21	15,000	16,492

2014	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Homebuilding – 1.0%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	$12,945	$12,460

Hotels, Resorts & Cruise Lines – 0.4%
Marriott International, Inc.,
3.375%, 10–15–20	5,723	5,772

Household Appliances – 0.2%
Controladora Mabe S.A. de C.V.,
6.500%, 12–15–15 (A)	2,000	2,075

Household Products – 1.1%
Procter & Gamble Co. (The),
8.000%, 9–1–24	10,000	13,895

Industrial Conglomerates – 2.8%
General Electric Capital Corp.:
5.625%, 5–1–18	13,000	14,861
6.000%, 8–7–19	5,000	5,872
WESCO Distribution, Inc.,
5.375%, 12–15–21 (A)	10,352	10,585
Westinghouse Electric Corp.,
8.875%, 6–14–14	4,500	4,573

		35,891

Integrated Oil & Gas – 0.7%
Shell International Finance B.V.,
4.375%, 3–25–20	8,500	9,333

Integrated Telecommunication Services – 0.7%
AT&T, Inc.,
5.800%, 2–15–19	4,320	4,990
Verizon Communications, Inc.,
2.550%, 6–17–19	4,000	4,024

		9,014

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The):
5.375%, 3–15–20	13,000	14,510
6.000%, 6–15–20	1,500	1,723

		16,233

IT Consulting & Other Services – 0.4%
International Business Machines Corp.,
7.625%, 10–15–18	4,000	4,966

Life & Health Insurance – 1.2%
MetLife, Inc.,
6.817%, 8–15–18	13,000	15,518

Multi-Utilities – 2.5%
Dominion Resources, Inc., Series B,
2.750%, 9–15–22	6,675	6,320
Dominion Resources, Inc., Series F,
5.250%, 8–1–33	7,500	8,245

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Multi-Utilities (Continued)
Duke Energy Carolinas LLC,
4.300%, 6–15–20	$3,250	$3,540
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	7,000	7,370
NorthWestern Corp.,
6.340%, 4–1–19	7,000	8,121

		33,596

Oil & Gas Equipment & Services – 2.5%
Baker Hughes, Inc.,
3.200%, 8–15–21	3,000	3,047
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1–31–19	5,000	5,915
4.050%, 2–15–22	7,000	7,306
Halliburton Co.:
6.150%, 9–15–19	7,000	8,285
6.750%, 2–1–27	4,950	6,123
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
3.300%, 9–14–21 (A)	2,500	2,551

		33,227

Oil & Gas Exploration & Production – 1.5%
EQT Corp.,
8.125%, 6–1–19	5,081	6,202
Petrohawk Energy Corp.,
6.250%, 6–1–19	5,000	5,438
Plains Exploration & Production Co.,
6.125%, 6–15–19	7,000	7,725

		19,365

Oil & Gas Storage & Transportation – 1.4%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	1,789	2,033
Maritimes & Northeast Pipeline LLC,
7.500%, 5–31–14 (A)	8,228	8,298
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	6,000	7,312

		17,643

Other Diversified Financial Services – 1.5%
JPMorgan Chase & Co.,
6.000%, 1–15–18	17,000	19,516

Pharmaceuticals – 0.2%
Novartis Capital Corp.,
4.400%, 4–24–20	2,000	2,198

Property & Casualty Insurance – 0.8%
Berkshire Hathaway, Inc.,
3.750%, 8–15–21	10,000	10,599

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Railroads – 1.9%
Burlington Northern Santa Fe LLC:
3.450%, 9–15–21	$4,000	$4,053
3.050%, 3–15–22	9,000	8,744
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	12,350	11,654

		24,451

Soft Drinks – 0.2%
Bottling Group LLC,
5.125%, 1–15–19	2,800	3,160

Specialty Chemicals – 1.0%
Lubrizol Corp. (The),
8.875%, 2–1–19	10,285	13,290

Systems Software – 1.6%
CA, Inc.,
5.375%, 12–1–19	13,000	14,542
Oracle Corp.,
5.000%, 7–8–19	5,600	6,323

		20,865

Trucking – 0.2%
Penske Truck Leasing Co. L.P.,
2.875%, 7–17–18 (A)	3,000	3,048

Water Utilities – 0.3%
California Water Service Co.,
5.875%, 5–1–19	3,000	3,347

Wireless Telecommunication Service – 2.5%
America Movil, S.A.B. de C.V.,
5.000%, 3–30–20	12,000	13,152
American Tower Corp., 5.900%, 11–1–21	14,000	15,702
Crown Castle International Corp., 5.250%, 1–15–23	2,844	2,890

		31,744

TOTAL CORPORATE DEBT SECURITIES – 70.2%		$904,850
(Cost: $855,278)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.5%
MASTR Adjustable Rate Mortgage Trust 2005-1, 3.365%, 3–25–35 (B)	4,631	458
Merrill Lynch Mortgage Trust 2005-CIP1, 4.949%, 7–12–38 (B)	6,000	6,046

8	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Non-Agency REMIC/CMO (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1, 2.442%, 2–25–34 (B)	$1,946	$225
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC, 2.373%, 3–25–34 (B)	2,755	192

		6,921

TOTAL MORTGAGE-BACKED SECURITIES – 0.5%		$6,921
(Cost: $15,166)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.4%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C, 5.260%, 10–1–18	3,985	4,593

New York – 0.4%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3–1–29 (A)	4,032	5,608

TOTAL MUNICIPAL BONDS – TAXABLE – 0.8%		$10,201
(Cost: $8,059)

OTHER GOVERNMENT SECURITIES
Canada – 0.9%
Province de Quebec, 7.140%, 2–27–26	9,200	12,038

Israel – 1.2%
State of Israel, 4.000%, 6–30–22	15,000	15,660

TOTAL OTHER GOVERNMENT SECURITIES – 2.1%		$27,698
(Cost: $24,251)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.8%
Federal Farm Credit Bank, 4.600%, 1–29–20	7,500	8,557
Federal Home Loan Bank, 2.000%, 2–14–28 (B)	30,000	27,095

		35,652

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations – 13.8%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–19	$2,525	$2,701
5.000%, 5–15–23	2,288	2,496
4.500%, 6–15–27	1,205	1,241
4.500%, 5–15–32	3,053	3,148
4.000%, 10–15–35	4,839	4,981
3.000%, 10–15–36	15,579	15,670
4.000%, 11–15–36	2,836	2,976
4.500%, 8–15–39	4,962	5,216
2.500%, 12–15–41	13,882	13,842
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.186%, 12–25–20	12,635	13,716
5.000%, 6–1–23	2,914	3,151
4.000%, 7–1–25	3,799	4,023
5.500%, 10–1–35	835	922
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–18	2,783	2,952
3.500%, 8–25–33	914	949
5.500%, 11–25–36 (C)	4,836	830
5.500%, 4–25–37	2,265	2,439
2.000%, 4–25–39	14,029	13,602
4.000%, 5–25–39	3,389	3,525
4.500%, 6–25–40	2,422	2,598
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.432%, 2–1–16	4,533	4,843
5.508%, 4–1–17	7,219	7,826
3.850%, 3–1–18	4,875	5,246
4.950%, 4–1–19	1,898	2,107
4.500%, 9–1–19	1,924	2,038
5.500%, 10–1–21	3,923	4,266
5.500%, 11–1–22	1,467	1,595
5.000%, 9–1–23	3,254	3,498
5.000%, 4–1–24	1,175	1,279
3.000%, 9–1–28	11,721	11,920
4.000%, 12–1–31	9,823	10,364
5.500%, 2–1–35	2,461	2,749
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	7,821	7,609
2.000%, 3–16–42	13,230	12,902

		179,220

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 16.6%		$214,872
(Cost: $220,410)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Obligations – 6.6%
U.S. Treasury Bonds, 8.000%, 11–15–21	$8,900	$12,413
U.S. Treasury Notes:
3.625%, 2–15–21 (D)	20,000	21,758
3.125%, 5–15–21	22,000	23,175
1.750%, 5–15–22	15,000	14,155
1.625%, 11–15–22	15,000	13,883

		85,384

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.6%		$85,384
(Cost: $83,905)

SHORT-TERM SECURITIES
Commercial Paper – 1.9%
Army & Air Force Exchange Service, 0.070%, 4–1–14 (E)	5,828	5,828
Mondelez International, Inc., 0.160%, 4–1–14 (E)	10,848	10,848
Total Capital Canada Ltd. (GTD by Total S.A.), 0.080%, 4–24–14 (E)	5,000	5,000
Walt Disney Co. (The), 0.080%, 4–22–14 (E)	3,500	3,500

		25,176

Master Note – 0.2%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (F)	2,819	2,819

Municipal Obligations – Taxable – 0.2%
Columbus Rgnl Arpt Auth, Cap Fund Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.), 0.060%, 4–7–14 (F)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 2.3%		$29,995
(Cost: $29,995)

TOTAL INVESTMENT SECURITIES – 99.1%		$1,279,921
(Cost: $1,237,064)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		11,217

NET ASSETS – 100.0%		$1,291,138

2014	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the total value of these securities amounted to $110,546 or 8.6% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(E)	Rate shown is the yield to maturity at March 31, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at March 31, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
U.S. Treasury Long Bond	Short	6–30–14	1,241	$(165,324)	$(1,448)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$890,047	$14,803
Mortgage-Backed Securities	—	6,921	—
Municipal Bonds	—	10,201	—
Other Government Securities	—	27,698	—
United States Government Agency Obligations	—	214,872	—
United States Government Obligations	—	85,384	—
Short-Term Securities	—	29,995	—
Total	$—	$1,265,118	$14,803

Liabilities
Futures Contracts	$1,448	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 10–1–13	$11,365
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	360
Purchases	—
Sales	—
Amortization/Accretion of premium/discount	(120)
Transfers into Level 3 during the period	14,563
Transfers out of Level 3 during the period	(11,365)
Ending Balance 3–31–14	$14,803
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3–31–14	$360

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014.

Information about Level 3 fair value measurements:

	Fair Value at 3–31–14	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$14,803	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

Cash Management	ALL DATA IS AS OF MARCH 31, 2014 (UNAUDITED)

Asset Allocation

Corporate Obligations	71.3%
Commercial Paper	29.5%
Notes	28.9%
Certificate Of Deposit	12.7%
Master Note	0.2%
Municipal Obligations	26.8%
United States Government and Government Agency Obligations	2.7%
Cash and Other Assets, Net of Liabilities	-0.8%

Lipper Rankings

Category: Lipper Money Market Funds	Rank	Percentile
1 Year	29/228	13
3 Year	33/218	16
5 Year	6/207	3
10 Year	71/172	42

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

2014	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2014 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile:
0.210%, 4–24–14	$22,700	$22,700
0.160%, 5–6–14	2,000	2,000
0.210%, 6–11–14	3,500	3,500
0.190%, 6–16–14	3,100	3,100
Bank of America N.A.:
0.190%, 5–22–14	36,400	36,400
0.190%, 5–27–14	17,000	17,000
0.210%, 7–15–14	11,600	11,600
Citibank N.A.:
0.160%, 6–3–14	20,500	20,500
0.160%, 6–17–14	9,250	9,250
JPMorgan Chase Bank N.A., 0.350%, 2–3–15	10,000	10,000
Toyota Motor Credit Corp., 0.200%, 4–25–14 (A)	35,000	35,000

Total Certificate Of Deposit –12.7%		171,050
Commercial Paper
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
0.180%, 4–15–14 (B)	23,000	22,998
0.190%, 5–13–14 (B)	9,366	9,364
0.210%, 6–2–14 (B)	11,800	11,796
0.180%, 6–3–14 (B)	11,300	11,296
Bank of Nova Scotia:
0.220%, 5–22–14 (B)	12,500	12,496
0.110%, 6–3–14 (B)	16,250	16,245
COFCO Capital Corp. (GTD by Rabobank Nederland), 0.170%, 4–24–14 (B)	32,000	31,996
Corporacion Andina de Fomento, 0.170%, 6–9–14 (B)	15,750	15,745
Danaher Corp., 0.100%, 4–9–14 (B)	4,000	4,000
ICICI Bank Ltd. (GTD by Wells Fargo Bank N.A.):
0.180%, 4–22–14 (B)	5,500	5,499
0.160%, 4–28–14 (B)	7,600	7,599
0.170%, 4–28–14 (B)	3,000	3,000
0.420%, 5–12–14 (B)	22,500	22,495
0.200%, 6–24–14 (B)	6,200	6,197
0.200%, 6–30–14 (B)	10,500	10,495
Kroger Co. (The), 0.190%, 4–1–14 (B)	6,700	6,700
McCormick & Co., Inc., 0.120%, 4–1–14 (B)	5,468	5,468
Mondelez International, Inc., 0.160%, 4–1–14 (B)	6,700	6,700
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia), 0.150%, 4–30–14 (B)	12,200	12,199
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia), 0.190%, 4–30–14 (B)	12,000	11,998

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Commercial Paper (Continued)
River Fuel Trust #1 (GTD by Bank of Nova Scotia):
0.170%, 4–30–14 (B)	$30,000	$29,995
0.210%, 6–13–14 (B)	7,693	7,690
St. Jude Medical, Inc.:
0.190%, 4–25–14 (B)	10,000	9,999
0.160%, 5–2–14 (B)	4,000	3,999
0.190%, 5–5–14 (B)	11,000	10,998
0.240%, 7–14–14 (B)	30,800	30,779
0.250%, 8–25–14 (B)	8,000	7,992
USAA Capital Corp., 1.050%, 9–30–14 (B)	2,250	2,259
Wisconsin Electric Power Co.:
0.100%, 4–3–14 (B)	15,000	15,000
0.150%, 4–7–14 (B)	38,000	37,999
Wisconsin Gas LLC, 0.100%, 4–11–14 (B)	5,000	5,000

Total Commercial Paper – 29.5%		395,996
Master Note
Toyota Motor Credit Corp., 0.099%, 4–2–14 (A)	2,740	2,740

Total Master Note – 0.2%		2,740
Notes
American Honda Finance Corp.:
0.230%, 6–12–14 (A)	36,750	36,750
1.850%, 9–19–14	16,100	16,211
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.258%, 4–17–14 (A)	6,500	6,500
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 0.600%, 4–14–14 (A)	9,000	9,009
Banco del Estado de Chile:
0.360%, 4–24–14 (A)	14,800	14,800
0.380%, 6–21–14 (A)	19,300	19,300
Bank of Nova Scotia:
0.240%, 4–1–14 (A)	10,800	10,800
0.220%, 4–24–14 (A)	9,200	9,200
3.400%, 1–22–15	12,000	12,298
Baxter International, Inc., 0.410%, 6–11–14 (A)	11,862	11,875
BHP Billiton Finance (USA) Ltd., 1.000%, 2–24–15	6,500	6,540
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton Ltd.):
5.500%, 4–1–14	9,800	9,800
1.125%, 11–21–14	1,185	1,191
Caterpillar Financial Services Corp., 1.125%, 12–15–14	4,152	4,175
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.), 1.375%, 5–20–14	1,200	1,202

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Notes (Continued)
Danaher Corp., 1.300%, 6–23–14	$12,043	$12,070
EPC – Allentown, LLC, Incr Var Rate Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.), 0.150%, 4–7–14 (A)	7,715	7,715
General Electric Capital Corp.:
0.870%, 4–7–14 (A)	8,000	8,001
5.900%, 5–13–14	2,150	2,164
0.870%, 6–2–14 (A)	10,000	10,012
5.500%, 6–4–14	2,500	2,523
IBM International Group Capital LLC (GTD by International Business Machines Corp.), 0.530%, 5–26–14 (A)	11,000	11,000
John Deere Capital Corp., 0.330%, 4–8–14 (A)	1,000	1,000
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.), 0.060%, 4–7–14 (A)	1,900	1,900
JPMorgan Chase & Co.:
0.320%, 4–22–14 (A)	9,100	9,100
4.650%, 6–1–14	9,158	9,221
0.350%, 6–9–14 (A)	21,700	21,700
JPMorgan Chase Bank N.A., 0.240%, 6–11–14 (A)	5,000	5,000
PACCAR Financial Corp., 0.490%, 6–5–14 (A)	10,835	10,840
Rabobank Nederland, 0.260%, 4–13–14 (A)	15,500	15,500
Target Corp., 0.410%, 4–21–14 (A)	10,700	10,706
Toyota Motor Credit Corp.:
0.260%, 4–1–14 (A)	15,000	15,000
0.410%, 4–23–14 (A)	2,000	2,003
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.), 0.150%, 4–7–14 (A)	10,053	10,053
United Parcel Service, Inc., 3.875%, 4–1–14	3,500	3,500
Wells Fargo & Co.:
3.750%, 10–1–14	12,000	12,198
1.250%, 2–13–15	7,000	7,054
Wells Fargo Bank N.A.:
0.330%, 4–22–14 (A)	10,000	10,000
0.290%, 6–10–14 (A)	10,000	10,000
0.280%, 6–16–14 (A)	10,200	10,200

Total Notes – 28.9%		388,111

TOTAL CORPORATE OBLIGATIONS – 71.3%		$957,897
(Cost: $957,897)

12	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL OBLIGATIONS	Principal	Value
California – 3.1%
CA GO Bonds, Ser 2005A3 (GTD by Bank of America N.A.), 0.060%, 4–7–14 (A)	$8,430	$8,430
CA GO Notes, Ser B-6 (Taxable), (GTD by Bank of America N.A.), 0.140%, 5–1–14	3,000	3,000
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.), 0.060%, 4–1–14 (A)	2,500	2,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by U.S. Government), 0.070%, 4–7–14 (A)	7,585	7,585
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government), 0.070%, 4–7–14 (A)	12,500	12,500
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.), 0.050%, 4–7–14 (A)	7,000	7,000

		41,015

Colorado – 1.8%
Castle Pines North Fin Corp, Var Rate Cert of Part, Ser 2009 (GTD by Wells Fargo Bank N.A.), 0.080%, 4–7–14 (A)	2,805	2,805
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.080%, 4–7–14 (A)	9,660	9,660
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.), 0.080%, 4–7–14 (A)	7,210	7,210
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.):
0.090%, 4–7–14 (A)	4,000	4,000
0.250%, 4–7–14 (A)	800	800

		24,475

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Florida – 0.2%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.), 0.090%, 4–1–14 (A)	$2,000	$2,000

Georgia – 4.7%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.), 0.080%, 4–1–14 (A)	19,117	19,117
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.), 0.150%, 4–24–14	34,000	34,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), 0.120%, 4–2–14	10,000	10,000

		63,117

Illinois – 0.9%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.), 0.060%, 4–7–14 (A)	7,305	7,305
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.), 0.070%, 4–7–14 (A)	5,245	5,245

		12,550

Louisiana – 2.6%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.080%, 4–1–14 (A)	12,448	12,448
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.070%, 4–7–14 (A)	16,150	16,150

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Louisiana (Continued)
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)), 0.060%, 4–7–14 (A)	$2,000	$2,000
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.), 0.070%, 4–1–14 (A)	4,900	4,900

		35,498

Maryland – 0.8%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.120%, 4–7–14 (A)	10,145	10,145

Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank N.A.), 0.050%, 4–7–14 (A)	4,500	4,500

Michigan – 0.2%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.080%, 4–1–14 (A)	2,500	2,500

Minnesota – 0.1%
Minneapolis, MN, Var Rate Demand Rev Bonds (People Serving People Proj), Ser 2000A, 0.080%, 4–1–14 (A)	1,685	1,685

Mississippi – 4.6%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.), 0.070%, 4–1–14 (A)	6,600	6,600
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.070%, 4–1–14 (A)	32,080	32,080

2014	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Mississippi (Continued)
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.), 0.070%, 4–1–14 (A)	$11,830	$11,830
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.070%, 4–1–14 (A)	7,400	7,400
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.), 0.070%, 4–1–14 (A)	4,000	4,000

		61,910

Missouri – 0.4%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.150%, 4–7–14 (A)	5,910	5,910

Montana – 0.3%
Great Falls, MT, Multifam Hsng Rev Bonds (Autumn Run Apt Proj), Ser 1998 (GTD by U.S. Bank N.A.), 0.090%, 4–7–14 (A)	4,380	4,380

New York – 2.0%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.), 0.080%, 4–7–14 (A)	14,000	14,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012 A, 0.070%, 4–7–14 (A)	3,000	3,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.), 0.080%, 4–7–14 (A)	7,391	7,391
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006A (GTD by Citibank N.A.), 0.080%, 4–7–14 (A)	3,100	3,100

		27,491

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Ohio – 0.4%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp. of Columbus), Ser 1996A (GTD by U.S. Bank N.A.), 0.060%, 4–7–14 (A)	$5,570	$5,570

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.), 0.060%, 4–7–14 (A)	3,595	3,595

Texas – 3.7%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.060%, 4–7–14 (A)	16,195	16,195
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.080%, 4–1–14 (A)	11,525	11,525
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.080%, 4–1–14 (A)	21,800	21,800

		49,520

Washington – 0.2%
WA State Hsng Fin Comsn, Var Rate Demand Multifam Mtg Rev Bonds (Lake Washington Apt Proj), Ser 1996 (GTD by U.S. Bank N.A.), 0.090%, 4–7–14 (A)	2,100	2,100

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.), 0.070%, 4–1–14 (A)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS –26.8%		$360,330
(Cost: $360,330)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
United States Government Agency Obligations
Overseas Private Investment Corp. (GTD by U.S. Government):
0.120%, 4–2–14 (A)	$7,547	$7,547
0.120%, 4–4–14 (A)	17,400	17,400
0.120%, 4–7–14 (A)	2,500	2,500
0.120%, 4–7–14 (A)	1,935	1,935
Totem Ocean Trailer Express, Inc. (GTD by U.S. Government), 0.490%, 4–15–14 (A)	7,512	7,512

Total United States Government Agency Obligations – 2.7%		36,894

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 2.7%		$36,894
(Cost: $36,894)

TOTAL INVESTMENT SECURITIES – 100.8%		$1,355,121
(Cost: $1,355,121)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)		(11,780)

NET ASSETS – 100.0%		$1,343,341

14	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2014 (UNAUDITED)

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets or the next demand date.

(B)	Rate shown is the yield to maturity at March 31, 2014.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$957,897	$—
Municipal Obligations	—	360,330	—
United States Government Agency Obligations	—	36,894	—
Total	$—	$1,355,121	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	15

PORTFOLIO HIGHLIGHTS

Global Bond Fund	ALL DATA IS AS OF MARCH 31, 2014 (UNAUDITED)

Asset Allocation

Stocks	9.4%
Utilities	2.6%
Health Care	2.1%
Energy	1.9%
Financials	1.0%
Materials	0.9%
Information Technology	0.9%
Bonds	85.4%
Corporate Debt Securities	66.1%
United States Government and Government Agency Obligations	14.2%
Other Government Securities	5.1%
Cash and Cash Equivalents	5.2%

Quality Weightings

Investment Grade	52.2%
AA	16.3%
A	2.7%
BBB	33.2%
Non-Investment Grade	33.2%
BB	21.6%
B	6.4%
CCC	2.1%
Non-rated	3.1%
Cash and Cash Equivalents and Equities	14.6%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

Lipper Rankings

Category: Lipper Global Income Funds	Rank	Percentile
1 Year	71/206	35
3 Year	84/149	56
5 Year	70/120	58
10 Year	37/77	48

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	31.4%
United States	23.0%
Mexico	3.7%
Panama	3.6%
Other North America	1.1%
South America	24.5%
Brazil	12.3%
Columbia	4.6%
Argentina	3.5%
Other South America	4.1%
Europe	24.2%
United Kingdom	5.1%
Russia	4.4%
Luxembourg	4.3%
Netherlands	3.5%
Other Europe	6.9%
Pacific Basin	11.4%
Bahamas/Caribbean	2.0%
Other	0.7%
Middle East	0.6%
Cash and Cash Equivalents	5.2%

16	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Finance – 1.0%
Banco Latinoamericano de Comercio Exterior S.A.	335	$8,854

Diversified Chemicals – 0.9%
Dow Chemical Co. (The)	150	7,292

Electric Utilities – 2.3%
Alupar Investimento S.A. (A)(B)	608	4,756
PPL Corp.	314	10,394
Transmissora Alianca de Energia Eletrica S.A. (B)	541	4,580

		19,730

Integrated Oil & Gas – 1.2%
Royal Dutch Shell plc, Class A (B)	262	9,583

Oil & Gas Drilling – 0.7%
Seadrill Partners LLC	209	6,282

Pharmaceuticals – 2.1%
Bristol-Myers Squibb Co.	134	6,947
GlaxoSmithKline plc (B)	397	10,532

		17,479

Semiconductors – 0.9%
Intel Corp.	306	7,906

Water Utilities – 0.3%
Aguas Andinas S.A. (B)	3,909	2,450

TOTAL COMMON STOCKS – 9.4%		$79,576
(Cost: $67,591)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.3%
Bombardier, Inc., 7.500%, 3–15–18 (C)	$3,900	4,397
Embraer Overseas Ltd., 6.375%, 1–24–17	5,900	6,512

		10,909

Agricultural Products – 2.6%
CCL Finance Ltd.:
9.500%, 8–15–14 (C)	6,000	6,163
9.500%, 8–15–14	3,050	3,133
Corporacion Pesquera Inca S.A.C.:
9.000%, 2–10–17	6,835	6,903
9.000%, 2–10–17 (C)	5,000	5,050
Virgolino de Oliveira Finance Ltd., 10.500%, 1–28–18 (C)	1,355	830

		22,079

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Airlines – 1.4%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (C)	$4,350	$4,317
10.750%, 12–1–20	287	285
Guanay Finance Ltd., 6.000%, 12–15–20 (C)	4,500	4,747
TAM Capital 2, Inc.:
9.500%, 1–29–20 (C)	1,800	1,924
9.500%, 1–29–20	300	321

		11,594

Auto Parts & Equipment – 0.8%
Schaeffler Finance B.V., 7.750%, 2–15–17 (C)	2,500	2,838
Schaeffler Holding Finance B.V., 6.875%, 8–15–18 (C)(D)	3,772	4,012

		6,850

Automobile Manufacturers – 0.7%
Tenedora Nemak S.A. de C.V., 5.500%, 2–28–23 (C)	4,700	4,776
Toyota Motor Credit Corp., 3.080%, 1–18–15 (E)	1,000	995

		5,771

Broadcasting – 2.1%
Globo Comunicacoe e Participacoes S.A.:
5.307%, 5–11–22 (C)(E)	3,250	3,433
6.250%, 12–20–49 (E)	9,111	9,589
6.250%, 12–20–49 (C)(E)	4,000	4,210

		17,232

Cable & Satellite – 1.5%
Net Servicos de Comunicacao S.A., 7.500%, 1–27–20	8,349	9,059
VTR Finance B.V., 6.875%, 1–15–24 (C)	3,802	3,954

		13,013

Coal & Consumable Fuels – 1.7%
PT Adaro Indonesia:
7.625%, 10–22–19 (C)	7,125	7,570
7.625%, 10–22–19	6,600	7,013

		14,583

Communications Equipment – 0.1%
BC Luxco 1 S.A., 7.375%, 1–29–20 (C)	1,000	1,009

Construction & Engineering – 2.8%
Larsen & Toubro Ltd., Convertible, 3.500%, 10–22–14	7,400	7,474
OAS Financial Ltd., 8.875%, 4–29–49 (E)	3,350	3,149
OAS Investments GmbH, 8.250%, 10–19–19 (C)	2,250	2,261

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Construction & Engineering (Continued)
Odebrecht Drilling Norbe VII/IX Ltd., 6.350%, 6–30–21 (C)	$1,980	$2,054
Odebrecht Finance Ltd., 9.625%, 4–9–14 (C)	6,000	6,012
Odebrecht Offshore Drilling Finance, 6.750%, 10–1–22 (C)	2,165	2,246

		23,196

Construction Materials – 1.5%
CEMEX S.A.B. de C.V.:
9.000%, 1–11–18 (C)	8,050	8,754
7.250%, 1–15–21 (C)	3,750	4,097

		12,851

Consumer Finance – 2.6%
Banco BMG S.A.:
9.150%, 1–15–16	800	840
9.150%, 1–15–16 (C)	200	210
Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4–4–17 (C)	13,200	13,642
Financiera Independencia, S.A.B. de C.V., Sociedad Financiera de Objeto Multiple, Entidad No Regulada, 10.000%, 3–30–15	2,617	2,699
SLM Corp., 3.052%, 4–1–14 (E)	2,500	2,500
VEB Finance Ltd., 5.375%, 2–13–17 (C)	2,125	2,175

		22,066

Diversified Banks – 8.6%
Banco Bradesco S.A., 4.125%, 5–16–16 (C)	6,800	7,106
Banco Cruzeiro do Sul S.A., 8.500%, 2–20–15 (C)(F)	7,500	1,125
Banco de Bogota S.A., 5.000%, 1–15–17 (C)	1,400	1,486
Banco de Credito del Peru, 4.750%, 3–16–16 (C)	8,000	8,440
Banco Santander Brasil S.A., 4.500%, 4–6–15 (C)	2,250	2,318
Bancolombia S.A., 4.250%, 1–12–16	6,650	6,933
HBOS Capital Funding No. 2 L.P., 6.071%, 6–29–49 (C)	5,400	5,407
Hongkong and Shanghai Banking Corp. (The), 5.000%, 8–29–49 (E)	2,500	2,525
ICICI Bank Ltd.:
4.750%, 11–25–16 (C)	2,500	2,633
4.800%, 5–22–19 (C)	1,500	1,559
SB Capital S.A., 5.499%, 7–7–15	2,000	2,075
Societe Generale N.A., 5.922%, 4–29–49 (C)	4,000	4,255

2014	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Diversified Banks (Continued)
State Bank of India:
4.500%, 10–23–14		$3,950	$4,011
4.125%, 8–1–17 (C)		2,400	2,483
3.250%, 4–18–18 (C)		4,500	4,448
VTB Capital S.A., 6.000%, 4–12–17 (C)		16,645	17,143

			73,947

Diversified Metals & Mining – 3.9%
Anglo American Capital plc, 9.375%, 4–8–14 (C)		5,000	5,009
Glencore Funding LLC, 6.000%, 4–15–14 (C)		5,970	5,982
Rio Tinto Finance (USA) Ltd., 8.950%, 5–1–14		6,750	6,795
Southern Peru Copper Corp., 6.375%, 7–27–15		1,375	1,458
Suzano Trading Ltd., 5.875%, 1–23–21 (C)		6,750	6,859
Uralkali Finance Ltd., 3.723%, 4–30–18 (C)		3,000	2,843
Vedanta Resources plc, 6.000%, 1–31–19 (C)		4,300	4,300

			33,246

Electric Utilities – 4.6%
Emgesa S.A. E.S.P., 8.750%, 1–25–21 (G)	COP	20,786,000	11,174
ENEL Finance International S.A., 3.875%, 10–7–14 (C)		$2,500	2,538
Listrindo Capital B.V., 6.950%, 2–21–19 (C)		9,200	9,706
Majapahit Holding B.V., 7.750%, 10–17–16		3,900	4,391
Rural Electrification Corp. Ltd., 4.250%, 1–25–16		4,300	4,416

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Electric Utilities (Continued)
RusHydro Finance Ltd., 7.875%, 10–28–15 (G)	RUB	212,800	$5,900
Tata Electric Co., 8.500%, 8–19–17		$200	218

			38,343

Food Distributors – 1.7%
Olam International Ltd.:
5.750%, 9–20–17		3,300	3,350
7.500%, 8–12–20		9,150	9,836
Olam International Ltd., Convertible, 6.000%, 10–15–16		1,200	1,290

			14,476

Gas Utilities – 0.3%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (C)		2,000	1,855
7.875%, 5–14–17		1,015	941

			2,796

Household Appliances – 1.0%
Controladora Mabe S.A. de C.V.:
6.500%, 12–15–15		4,400	4,565
6.500%, 12–15–15 (C)		4,100	4,254

			8,819

Independent Power Producers & Energy Traders – 1.0%
China Resources Power Holdings Co. Ltd., 3.750%, 8–3–15		8,650	8,817

Industrial Conglomerates – 0.6%
Rearden G Holdings EINS GmbH, 7.875%, 3–30–20 (C)		5,150	5,343

Integrated Oil & Gas – 0.8%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.), 4.875%, 3–17–20		7,000	7,018

Integrated Telecommunication Services – 1.0%
Mobile TeleSystems OJSC, 5.000%, 5–30–23		2,300	2,128
TBG Global Pte. Ltd., 4.625%, 4–3–18 (C)		4,400	4,350
Verizon Communications, Inc., 3.650%, 9–14–18		2,150	2,289

			8,767

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Investment Banking & Brokerage – 0.1%
Morgan Stanley, 3.500%, 5–1–14 (E)		$1,000	$1,000

IT Consulting & Other Services – 1.0%
iGATE Corp., 4.750%, 4–15–19 (C)		8,360	8,391

Marine – 0.9%
SCF Capital Ltd.:
5.375%, 10–27–17 (C)		4,000	3,760
5.375%, 10–27–17		3,925	3,690

			7,450

Oil & Gas Drilling – 2.7%
Lancer Finance Co. (SPV) Ltd., 5.850%, 12–12–16 (C)		2,076	2,102
Noble Group Ltd., 4.875%, 8–5–15		700	724
Oro Negro Drilling Pte. Ltd., 7.500%, 1–24–19 (C)		8,420	8,463
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (C)		6,540	6,755
5.250%, 7–30–18		920	950
Schahin II Finance Co. (SPV) Ltd., 5.875%, 9–25–22 (C)		3,993	3,849

			22,843

Oil & Gas Exploration & Production – 4.2%
Anadarko Petroleum Corp., 5.750%, 6–15–14		1,000	1,010
Novatek Finance Ltd.:
5.326%, 2–3–16 (C)		8,200	8,446
7.750%, 2–21–17 (C)(G)	RUB	146,000	3,934
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (C)		$5,900	6,121
7.250%, 12–12–21 (C)		2,250	2,469
Pan American Energy LLC:
7.875%, 5–7–21 (C)		4,000	4,080
7.875%, 5–7–21		1,650	1,683
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.500%, 9–30–14 (C)		3,000	3,060

18	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Oil & Gas Exploration & Production (Continued)
YPF Sociedad Anonima, 8.875%, 12–19–18 (C)		$3,900	$4,071

			34,874

Oil & Gas Refining & Marketing – 0.5%
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (C)		3,700	4,038

Oil & Gas Storage & Transportation – 2.2%
Empresas Publicas de Medellin E.S.P., 8.375%, 2–1–21 (G)	COP	18,938,000	10,012
Maritimes & Northeast Pipeline LLC, 7.500%, 5–31–14 (C)		$5,348	5,393
Midcontinent Express Pipeline LLC, 5.450%, 9–15–14		3,500	3,547

			18,952

Other Diversified Financial Services – 0.3%
MTS Inter- national Funding Ltd.,
5.000%, 5–30–23 (C)		2,400	2,220

Packaged Foods & Meats – 4.5%
BFF Inter- national Ltd.:
7.250%, 1–28–20 (C)		7,900	8,927
8.500%, 4–27–71		9,195	9,353
Bunge Limited Finance Corp., 5.350%, 4–15–14		3,550	3,556
JBS Finance II Ltd., 8.250%, 1–29–18 (C)		7,900	8,453
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.), 7.750%, 10–28–20 (C)		4,600	4,847
Marfrig Overseas Ltd., 9.500%, 5–4–20 (C)		3,000	3,011

			38,147

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Paper Products – 1.5%
Fibria Overseas Finance Ltd., 6.750%, 3–3–21 (C)		$1,800	$1,980
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (C)		6,600	6,966
4.375%, 5–15–23 (C)		1,600	1,548
IRSA Inversiones y Representaciones S.A., 8.500%, 2–2–17		2,000	1,880

			12,374

Precious Metals & Minerals – 0.5%
ALROSA Finance S.A., 8.875%, 11–17–14		4,000	4,125

Regional Banks – 0.7%
OJSC Russian Agricultural Bank, 5.100%, 7–25–18 (C)		6,200	6,045

Restaurants – 0.7%
Arcos Dorados Holdings, Inc., 10.250%, 7–13–16(G)	BRL	14,475	5,853

Steel – 1.2%
ArcelorMittal, 9.500%, 2–15–15		$2,250	2,402
Evraz Group S.A., 7.400%, 4–24–17		2,600	2,548
Steel Capital S.A., 6.250%, 7–26–16 (C)		5,400	5,596

			10,546

Trading Companies & Distributors – 0.5%
CITIC Resources Finance (2007) Ltd., 6.750%, 5–15–14 (C)		4,625	4,637

Wireless Telecommunication Service – 2.0%
America Movil S.A.B. de C.V., 3.625%, 3–30–15		2,000	2,056
American Tower Corp., 3.400%, 2–15–19		4,100	4,203
Indosat Palapa Co. B.V., 7.375%, 7–29–20 (C)		1,950	2,116
Vimpel–Communications, 6.493%, 2–2–16 (C)		4,550	4,674

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Wireless Telecommunication Service (Continued)
VimpleCom Holdings B.V., 9.000%, 2–13–18 (C)(G)	RUB	120,000	$3,277

			16,326

TOTAL CORPORATE DEBT SECURITIES – 66.1%			$560,546
(Cost: $562,099)

OTHER GOVERNMENT SECURITIES
Argentina – 0.6%
Province of Buenos Aires (The), 11.750%, 10–5–15		$5,125	5,010

Brazil – 0.8%
OI S.A., 9.750%, 9–15–16 (G)	BRL	16,500	6,563

Ireland – 0.2%
Russian Railways via RZD Capital Ltd., 8.300%, 4–2–19 (G)	RUB	68,000	1,803

Luxembourg – 0.2%
BC Luxco 1 S.A., 7.375%, 1–29–20		$2,000	2,018

Mexico – 0.1%
Financiera Independencia S.A.B. de C.V., SOFOM, E.N.R., 10.000%, 3–30–15 (C)		1,095	1,129

Netherlands – 0.1%
Indosat Palapa Co. B.V., 7.375%, 7–29–20		750	814

Russia – 0.4%
Russian Federation, 3.500%, 1–16–19 (C)		3,000	2,970

Supranational – 0.7%
Central American Bank for Economic Integration, 3.875%, 2–9–17 (C)		5,300	5,532

2014	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (Continued)	Principal		Value
Venezuela – 2.0%
Corporacion Andina de Fomento, 3.750%, 1–15–16	$16,810		$17,525

TOTAL OTHER GOVERNMENT SECURITIES – 5.1%			$43,364
(Cost: $44,744)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage–Backed Obligations – 0.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–18 (H)	194		15
5.000%, 4–15–19 (H)	–	*	–	*
5.500%, 3–15–23 (H)	19		2
4.000%, 7–15–23 (H)	3,215		139
4.000%, 2–15–24 (H)	287		22
4.000%, 4–15–24 (H)	1,065		118
5.500%, 10–15–25 (H)	336		50
5.500%, 1–15–33 (H)	122		20
5.500%, 5–15–33 (H)	570		105
6.500%, 7–15–37 (H)	583		103
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates, 4.500%, 10–1–35	1,176		1,255
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–22 (H)	529		9
5.500%, 6–25–23 (H)	30		4
5.500%, 12–25–33 (H)	635		45
5.500%, 8–25–35 (H)	456		79
5.500%, 11–25–36 (H)	653		112

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage–Backed Obligations (Continued)
Government National Mortgage Association Agency REMIC/CMO:
7.000%, 5–20–33 (H)	$818	$204
5.000%, 7–20–33 (H)	199	7
5.500%, 11–20–33 (H)	42	2

		2,291

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$2,291
(Cost: $6,582)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 13.9%
U.S. Treasury Notes:
1.750%, 7–31–15	35,810	36,555
3.000%, 9–30–16	16,000	16,931
2.375%, 7–31–17	7,100	7,402
3.500%, 5–15–20	7,810	8,462
2.625%, 11–15–20	17,000	17,441
2.125%, 8–15–21	12,700	12,482
1.750%, 5–15–22	19,250	18,166

		117,439

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 13.9%		$117,439
(Cost: $116,852)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 4.8%
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 0.080%, 4–24–14 (I)	$8,000	$8,000
Clorox Co. (The), 0.220%, 4–16–14 (I)	6,400	6,399
Diageo Capital plc (GTD by Diageo plc), 0.250%, 5–16–14 (I)	2,871	2,870
Kroger Co. (The), 0.190%, 4–1–14 (I)	6,905	6,905
Roche Holdings, Inc., 0.080%, 4–10–14 (I)	11,000	11,000
W.W. Grainger, Inc., 0.070%, 4–1–14 (I)	5,000	5,000

		40,174

Master Note – 0.7%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (J)	6,245	6,245

TOTAL SHORT-TERM SECURITIES – 5.5%		$46,419
(Cost: $46,419)

TOTAL INVESTMENT SECURITIES – 100.3%		$849,635
(Cost: $844,287)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(2,296)

NET ASSETS – 100.0%		$847,339

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the total value of these securities amounted to $360,983 or 42.6% of net assets.

(D)	Payment-in-kind bonds.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, COP – Columbian Peso and RUB – Russian Ruble).

(H)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(I)	Rate shown is the yield to maturity at March 31, 2014.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

20	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

The following forward foreign currency contracts were outstanding at March 31, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	11,891	4–28–14	$—	$209

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$79,576	$—	$—
Corporate Debt Securities	—	553,966	6,580
Other Government Securities	—	43,364	—
United States Government Agency Obligations	—	2,291	—
United States Government Obligations	—	117,439	—
Short-Term Securities	—	46,419	—
Total	$79,576	$763,479	$6,580

Liabilities
Forward Foreign Currency Contracts	$—	$209	$—

During the period ended March 31, 2014, securities totaling $6,639 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. Securities totaling $9,872 were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities. There were no transfers between Levels 1 and 2 during the period ended.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	23.0%
Brazil	12.3%
United Kingdom	5.1%
Columbia	4.6%
Russia	4.4%
Luxembourg	4.3%
Mexico	3.7%
Panama	3.6%
Netherlands	3.5%
Argentina	3.5%
Singapore	3.2%
India	3.2%
Indonesia	2.4%
Ireland	2.3%
Chile	2.1%
Venezuela	2.0%
China	1.5%
Norway	1.4%
British Virgin Islands	1.3%
Canada	1.1%
Other Countries	6.3%
Other+	5.2%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	21

PORTFOLIO HIGHLIGHTS

Government Securities Fund	ALL DATA IS AS OF MARCH 31, 2014 (UNAUDITED)

Asset Allocation

Bonds	97.3%
United States Government and Government Agency Obligations	97.3%
Cash and Cash Equivalents	2.7%

Lipper	Rankings

Category: Lipper General U.S. Government Funds	Rank	Percentile
1 Year	96/112	85
3 Year	80/108	74
5 Year	84/100	84
10 Year	51/78	65

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.
Quality Weightings

Investment Grade	97.3%
AA	97.3%
Cash and Cash Equivalents	2.7%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

22	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Government Securities Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations – 39.1%
Federal Farm Credit Bank,
2.625%, 3–26–21	$10,500	$10,577
Federal Home Loan Bank:
4.500%, 9–13–19	8,000	9,082
3.625%, 3–12–21	10,000	10,720
3.500%, 7–29–21	13,000	13,779
2.500%, 6–20–22	6,575	6,285
1.750%, 10–26–22	7,900	7,585
2.000%, 2–14–28 (A)	10,000	9,032
Federal Home Loan Mortgage Corp.:
2.000%, 5–21–20	8,200	7,964
2.000%, 9–20–21	5,000	4,766
Federal National Mortgage Association:
3.000%, 7–30–19	5,000	5,042
5.450%, 10–18–21	8,250	9,167
2.000%, 6–14–32 (A)	10,000	9,230
Overseas Private Investment Corp. (GTD by U.S. Government), 5.142%, 12–15–23	6,124	6,830

		110,059

Mortgage-Backed Obligations – 43.8%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 4–15–18	3,898	4,135
5.000%, 5–15–19	2,525	2,701
5.000%, 5–15–23	3,328	3,631
4.500%, 6–15–27	603	621
4.500%, 5–15–32	1,380	1,423
4.000%, 10–15–35	1,931	1,988
3.000%, 10–15–36	7,789	7,835
4.000%, 11–15–36	1,343	1,410
4.500%, 9–15–37	1,409	1,455
4.500%, 8–15–39	2,309	2,427
2.500%, 12–15–41	4,242	4,229
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.186%, 12–25–20	4,000	4,343
5.000%, 6–1–23	732	791
4.000%, 7–1–25	1,886	1,997
4.500%, 5–1–31	3,411	3,700
3.000%, 1–1–33	6,894	6,840

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–18	$2,474	$2,623
3.500%, 8–25–33	964	1,002
2.000%, 4–25–39	5,328	5,166
4.000%, 5–25–39	1,059	1,102
3.000%, 11–25–39	1,075	1,102
4.500%, 6–25–40	1,211	1,299
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	8,150	8,472
2.580%, 5–1–19	6,957	7,135
4.500%, 9–1–19	962	1,019
5.380%, 11–1–20	1,343	1,395
4.375%, 6–1–21	7,658	8,398
5.500%, 10–1–21	1,706	1,855
5.000%, 9–1–22	1,998	2,144
5.500%, 11–1–22	661	719
3.500%, 8–1–26	4,233	4,443
3.000%, 9–1–28	4,884	4,967
4.000%, 12–1–31	3,508	3,701
5.500%, 12–1–34	1,282	1,425
6.000%, 4–1–39	1,597	1,776
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	788	844
2.500%, 9–20–40	7,420	7,485
2.000%, 3–16–42	4,669	4,554
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G, 6.000%, 2–15–30	459	467

		122,619

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 82.9%		$232,678
(Cost: $234,906)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Obligations – 14.4%
U.S. Treasury Bonds, 9.000%, 11–15–18	$10,000	$13,328
U.S. Treasury Notes:
3.625%, 8–15–19 (B)	15,000	16,382
3.125%, 5–15–21	10,000	10,534

		40,244

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.4%		$40,244
(Cost: $37,267)

SHORT-TERM SECURITIES
Commercial Paper – 2.2%
Fannie Mae Discount Notes, 0.040%, 5–1–14 (C)	2,600	2,600
Federal Home Loan Bank:
0.040%, 4–17–14 (C)	500	500
0.040%, 5–14–14 (C)	2,900	2,900

		6,000

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government), 0.120%, 4–7–14 (D)	318	318

TOTAL SHORT-TERM SECURITIES – 2.3%		$6,318
(Cost: $6,318)

TOTAL INVESTMENT SECURITIES – 99.6%		$279,240
(Cost: $278,491)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,098

NET ASSETS – 100.0%		$280,338

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

(B) All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)Rate shown is the yield to maturity at March 31, 2014.

(D)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at March 31, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
U.S. Treasury Long Bond	Short	6–30–14	268	$(35,703)	$(313)

2014	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS

Government Securities Fund (in thousands) MARCH 31, 2014 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$232,678	$—
United States Government Obligations	—	40,244	—
Short-Term Securities	—	6,318	—
Total	$—	$279,240	$—

Liabilities
Futures Contracts	$313	$—	$—

As of March 31, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

24	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

High Income Fund	ALL DATA IS AS OF MARCH 31, 2014 (UNAUDITED)

Asset Allocation

Stocks	1.7%
Telecommunication Services	0.5%
Financials	0.5%
Industrials	0.4%
Energy	0.2%
Materials	0.1%
Consumer Discretionary	0.0%
Utilities	0.0%
Warrants	0.0%
Bonds	95.3%
Corporate Debt Securities	71.0%
Loans	24.1%
Municipal Bonds	0.2%
Cash and Cash Equivalents	3.0%

Lipper	Rankings

Category: Lipper High Current Yield Funds	Rank	Percentile
1 Year	28/580	5
3 Year	3/468	1
5 Year	128/395	33
10 Year	33/273	13

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	1.5%
A	0.0%
BBB	1.5%
Non-Investment Grade	93.8%
BB	18.4%
B	41.9%
CCC	32.5%
Non-rated	1.0%
Cash and Cash Equivalents and Equities	4.7%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2014	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares		Value
Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$123

Consumer Finance – 0.2%
JGWPT Holdings, Inc., Class A (A)	273		4,992

Gas Utilities – 0.0%
Suburban Propane Partners L.P.	19		772

Integrated Telecommunication Services – 0.5%
Verizon Communications, Inc.	161		7,663
Windstream Corp.	332		2,735

			10,398

Oil & Gas Storage & Transportation – 0.2%
Crestwood Midstream Partners L.P.	74		1,676
Inergy L.P.	172		2,382

			4,058

Railroads – 0.1%
Kansas City Southern	27		2,776

Trading Companies & Distributors – 0.3%
HD Supply Holdings, Inc. (A)	240		6,276

TOTAL COMMON STOCKS – 1.3%			$29,395
(Cost: $23,270)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial, Inc., 8.125%	128		3,494
Ally Financial, Inc., 8.500%	102		2,800

			6,294

Steel – 0.1%
ArcelorMittal, 6.000%, Convertible	97		2,333

TOTAL PREFERRED STOCKS – 0.4%			$8,627
(Cost: $8,019)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (B)	7		850

TOTAL WARRANTS – 0.0%			$850
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal	Value
Advertising – 0.2%
Lamar Media Corp., 5.375%, 1–15–24 (C)	$4,394	$4,504

Aerospace & Defense – 1.1%
Silver II Borrower SCA and Silver II U.S. Holdings, 7.750%, 12–15–20 (C)	14,385	15,500
TransDigm Group, Inc.:
5.500%, 10–15–20	2,308	2,348
7.500%, 7–15–21	6,697	7,417

		25,265

Agricultural Products – 0.7%
American Seafoods Group LLC, 10.750%, 5–15–16 (C)	6,294	6,506
ASG Consolidated LLC, 15.000%, 5–15–17 (C)(D)	11,317	10,864

		17,370

Airlines – 0.2%
United Continental Holdings, Inc. (GTD by United Air Lines, Inc.):
6.000%, 7–15–26	333	315
6.000%, 7–15–28	4,667	4,282

		4,597

Alternative Carriers – 0.6%
Level 3 Communications, Inc. and Level 3 Financing, Inc., 7.000%, 6–1–20	10,173	11,025
Level 3 Financing, Inc., 6.125%, 1–15–21 (C)	1,720	1,815

		12,840

Aluminum – 0.2%
Wise Metals Group LLC, 8.750%, 12–15–18 (C)	5,357	5,745

Apparel Retail – 2.0%
Bon–Ton Stores, Inc. (The), 8.000%, 6–15–21	12,691	12,263
Chinos Intermediate Holdings A, Inc., 7.750%, 5–1–19 (C)(D)	8,288	8,557
Gymboree Corp. (The), 9.125%, 12–1–18	5,550	4,697
Hot Topic, Inc., 9.250%, 6–15–21 (C)	5,518	5,959
HT Intermediate Holdings Corp., 12.000%, 5–15–19 (C)(D)	1,188	1,206

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Apparel Retail (Continued)
Jones Group, Inc. (The), Jones Apparel Group Holdings, Inc., Jones Apparel Group USA, Inc. and JAG Footwear, Accessories and Retail Corp., 6.875%, 3–15–19	$3,753	$3,866
Neiman Marcus Group Ltd., Inc., 8.000%, 10–15–21 (C)	10,168	11,172

		47,720

Application Software – 0.3%
ACI Worldwide, Inc., 6.375%, 8–15–20 (C)	6,595	6,949

Applications Software – 0.4%
Epicor Software Corp., 8.625%, 5–1–19	7,617	8,331

Auto Parts & Equipment – 2.2%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
4.875%, 3–15–19 (C)	7,971	8,110
6.000%, 8–1–20 (C)	7,971	8,449
5.875%, 2–1–22 (C)	4,746	4,817
IDQ Acquisition Corp., 14.000%, 10–1–17 (C)(D)	8,407	8,407
IDQ Holdings, Inc., 11.500%, 4–1–17 (C)	16,207	17,626
Schaeffler Finance B.V., 4.750%, 5–15–21 (C)	2,846	2,910

		50,319

Automobile Manufacturers – 0.6%
Chrysler Group LLC and CG Co-Issuer, Inc., 8.250%, 6–15–21 (C)	790	894
General Motors Co.:
4.875%, 10–2–23 (C)	2,341	2,400
6.250%, 10–2–43 (C)	3,902	4,223
Jaguar Land Rover plc, 5.625%, 2–1–23 (C)	5,542	5,777
Navistar International Corp., 8.250%, 11–1–21	1,440	1,469

		14,763

Automotive Retail – 0.4%
Sonic Automotive, Inc., 5.000%, 5–15–23	9,209	9,036

Biotechnology – 0.0%
Emergent BioSolutions, Inc., Convertible, 2.875%, 1–15–21 (C)	205	220

26	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands) MARCH 31, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Broadcasting – 1.8%
CBS Outdoor Americas, Inc.:
5.250%, 2–15–22 (C)	$1,588	$1,628
5.625%, 2–15–24 (C)	1,588	1,628
Clear Channel Outdoor Holdings, Inc.: 6.500%, 11–15–22	3,064	3,268
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20	5,454	5,890
Cumulus Media, Inc., 7.750%, 5–1–19	4,630	4,931
WideOpenWest Finance LLC and WideOpenWest Capital Corp.:
10.250%, 7–15–19	13,075	14,840
13.375%, 10–15–19	7,606	8,918

		41,103

Building Products – 2.0%
CPG Merger Sub LLC, 8.000%, 10–1–21 (C)	6,986	7,510
HD Supply, Inc.:
7.500%, 7–15–20	8,649	9,438
11.500%, 7–15–20	13,791	16,411
Ply Gem Industries, Inc., 6.500%, 2–1–22 (C)	7,014	7,084
USG Corp., 5.875%, 11–1–21 (C)	6,811	7,254

		47,697

Cable & Satellite – 2.7%
Cablevision Systems Corp., 5.875%, 9–15–22	11,820	12,056
CCO Holdings, LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21	947	954
6.500%, 4–30–21	790	837
5.250%, 9–30–22	1,265	1,249
5.125%, 2–15–23	1,264	1,217
5.750%, 9–1–23	316	314
5.750%, 1–15–24	9,136	9,067
DISH DBS Corp.:
6.750%, 6–1–21	4,164	4,664
5.000%, 3–15–23	1,582	1,594
LYNX I Corp., 5.375%, 4–15–21 (C)	2,020	2,086
LYNX II Corp., 6.375%, 4–15–23 (C)	606	642
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (C)	4,984	5,246
4.625%, 5–15–23 (C)	3,438	3,240
VTR Finance B.V., 6.875%, 1–15–24 (C)	14,613	15,198
WaveDivision Escrow LLC and WaveDivision Escrow Corp., 8.125%, 9–1–20 (C)	3,178	3,400

		61,764

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Casinos & Gaming – 1.3%
Gateway Casinos & Entertainment Ltd., 8.500%, 11–26–20 (C)(E)	CA	D3,956	$3,620
MCE Finance Ltd., 5.000%, 2–15–21 (C)		$9,740	9,740
Pinnacle Entertainment, Inc. and PNK Finance Corp., 6.375%, 8–1–21 (C)		3,662	3,808
Wynn Macau Ltd., 5.250%, 10–15–21 (C)		11,861	12,069

			29,237

Coal & Consumable Fuels – 0.4%
Foresight Energy LLC and Foresight Energy Finance Corp., 7.875%, 8–15–21 (C)		7,797	8,167

Commodity Chemicals – 0.6%
Orion Engineered Carbons Holdings GmbH, 9.250%, 8–1–19 (C)(D)		13,707	14,255

Communications Equipment – 0.9%
Eagle Midco, Inc., 9.000%, 6–15–18 (C)(D)		20,330	21,347

Construction Materials – 0.2%
Headwaters, Inc., 7.250%, 1–15–19 (C)		2,976	3,102
Headwaters, Inc., Convertible, 8.750%, 2–1–16		1,229	1,329

			4,431

Consumer Finance – 2.4%
Creditcorp, 12.000%, 7–15–18 (C)		11,756	11,991
General Motors Financial Co., Inc., 4.250%, 5–15–23		2,356	2,327
MISA Investments Ltd., 8.625%, 8–15–18 (C)		11,639	11,988
Speedy Cash Intermediate Holdings Corp., 10.750%, 5–15–18 (C)		11,159	11,494
Speedy Group Holdings Corp., 12.000%, 11–15–17 (C)		4,107	4,169

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance (Continued)
TransUnion LLC and TransUnion Financing Corp., 9.625%, 6–15–18 (D)	$14,043	$14,921

		56,890

Data Processing & Outsourced Services – 1.1%
Alliance Data Systems Corp., 6.375%, 4–1–20 (C)	19,115	20,356
Bankrate, Inc., 6.125%, 8–15–18 (C)	5,510	5,841

		26,197

Distillers & Vintners – 0.5%
Constellation Brands, Inc.:
3.750%, 5–1–21	3,147	3,076
4.250%, 5–1–23	7,973	7,794

		10,870

Distributors – 0.7%
LKQ Corp., 4.750%, 5–15–23 (C)	6,512	6,170
Pinnacle Operating Corp., 9.000%, 11–15–20 (C)	9,909	10,702

		16,872

Diversified Banks – 0.5%
Bank of America Corp.:
8.000%, 12–29–49	5,050	5,718
8.125%, 12–29–49	1,499	1,713
Barclays plc, 8.250%, 12–29–49	3,311	3,477

		10,908

Diversified Capital Markets – 0.9%
JLL /Delta Dutch Newco B.V., 7.500%, 2–1–22 (C)	3,277	3,375
Patriot Merger Corp.,
9.000%, 7–15–21 (C)	17,030	18,222

		21,597

Diversified Metals & Mining – 1.4%
American Gilsonite Holding Co., 11.500%, 9–1–17 (C)	8,864	9,219
Crystal Merger Sub, Inc., 7.625%, 10–15–21 (C)	1,720	1,845
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (C)	1,117	1,229
6.875%, 4–1–22 (C)	17,659	19,027

		31,320

Diversified Real Estate Activities – 0.2%
CBRE Services, Inc.,
5.000%, 3–15–23	3,947	3,952

2014	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands) MARCH 31, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Support Services – 0.9%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (C)	$4,789	$5,232
10.750%, 10–15–19 (C)	5,915	6,551
Nexeo Solutions LLC, 8.375%, 3–1–18	9,445	9,539

		21,322

Education Services – 1.8%
Laureate Education, Inc., 9.250%, 9–1–19 (C)	38,589	41,097

Electric Utilities – 0.3%
Alliant Holdings,
7.875%, 12–15–20 (C)	6,654	7,120

Electronic Components – 0.0%
WireCo WorldGroup, Inc., 9.500%, 5–15–17	384	396

Electronic Manufacturing Services – 0.7%
KEMET Corp., 10.500%, 5–1–18	16,257	17,029

Food Distributors – 0.8%
Diamond Foods, Inc., 7.000%, 3–15–19 (C)	1,572	1,627
Hawk Acquisition Sub, Inc., 4.250%, 10–15–20 (C)	3,818	3,755
Simmons Foods, Inc., 10.500%, 11–1–17 (C)	8,293	8,987
Sun Merger Sub, Inc., 5.875%, 8–1–21 (C)	3,267	3,390

		17,759

Food Retail – 0.2%
Pantry, Inc., (The), 8.375%, 8–1–20	5,182	5,597

Gas Pipe Lines – 0.2%
Sabine Pass Liquefaction LLC:
5.625%, 2–1–21 (F)	4,106	4,235
5.625%, 4–15–23	1,339	1,332

		5,567

Health Care Equipment – 0.1%
DJO Finance LLC and DJO Finance Corp., 9.750%, 10–15–17	2,580	2,735

Health Care Facilities – 3.5%
Capsugel S.A., 7.000%, 5–15–19 (C)(D)	3,441	3,544
Catamaran Corp., 4.750%, 3–15–21	3,097	3,140

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Facilities (Continued)
Chiron Merger Sub, Inc., 12.500%, 11–1–19	$4,189	$4,870
ConvaTec Finance International S.A., 8.250%, 1–15–19 (C)(D)	7,836	8,071
FWCT-2 Escrow Corp.:
5.125%, 8–1–21 (C)	1,588	1,628
6.875%, 2–1–22 (C)	5,559	5,809
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.000%, 3–15–24	3,862	3,869
MPH Acquisition Holdings LLC, 6.625%, 4–1–22 (C)	4,109	4,217
Tenet Healthcare Corp.:
6.750%, 2–1–20	6,592	6,938
6.000%, 10–1–20 (C)	7,009	7,500
8.125%, 4–1–22	17,022	19,021
6.875%, 11–15–31	13,861	12,475

		81,082

Health Care Services – 1.6%
MedImpact Holdings, Inc., 10.500%, 2–1–18 (C)	17,322	18,794
Truven Health Analytics, 10.625%, 6–1–20	16,220	18,410

		37,204

Health Care Supplies – 0.1%
Alere, Inc., 6.500%, 6–15–20	2,253	2,366

Home Furnishings – 0.7%
Empire Today, LLC and Empire Today Finance Corp., 11.375%, 2–1–17 (C)	15,851	16,109

Hotels, Resorts & Cruise Lines – 1.1%
Hilton Worldwide Finance LLC, 5.625%, 10–15–21 (C)	18,815	19,661
Ryman Hospitality Properties, Inc., 5.000%, 4–15–21	5,952	5,997

		25,658

Industrial Conglomerates – 0.4%
WESCO Distribution, Inc., 5.375%, 12–15–21 (C)	8,099	8,281

Industrial Machinery – 0.2%
Dynacast International LLC and Dynacast Finance, Inc., 9.250%, 7–15–19	3,303	3,675

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services – 0.1%
BCP (Singapore) VI Cayman Financing Co. Ltd., 8.000%, 4–15–21 (C)	$1,920	$1,949
Windstream Corp., 7.750%, 10–15–20	1,243	1,333

		3,282

Internet Software & Services – 0.6%
IAC/InterActiveCorp., 4.750%, 12–15–22	2,415	2,364
J2 Global, Inc., 8.000%, 8–1–20	7,183	7,829
VeriSign, Inc., 4.625%, 5–1–23	2,835	2,722

		12,915

Investment Banking & Brokerage – 0.5%
GFI Group, Inc., 9.625%, 7–19–18 (F)	9,873	10,515

IT Consulting & Other Services – 0.8%
Akamai Technologies, Inc., Convertible, 0.000%, 2–15–19 (C)(G)	489	484
Flextronics International Ltd., 5.000%, 2–15–23	2,965	2,987
iGATE Corp., 4.750%, 4–15–19 (C)	7,957	7,987
SRA International, Inc. and Sterling Merger, Inc., 11.000%, 10–1–19	6,206	6,532

		17,990

Leasing – 0.3%
Aircastle Ltd., 5.125%, 3–15–21	7,740	7,750

Leisure Facilities – 0.9%
Palace Entertainment Holdings LLC, 8.875%, 4–15–17 (C)	7,148	7,416
Regal Entertainment Group, 5.750%, 2–1–25	7,124	6,964
Viking Cruises Ltd., 8.500%, 10–15–22 (C)	5,134	5,827

		20,207

Metal & Glass Containers – 1.8%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC, 7.125%, 5–1–18 (C)	10,778	11,398
BOE Intermediate Holding Corp., 9.000%, 11–1–17 (C)(D)	3,967	4,324

28	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands) MARCH 31, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Metal & Glass Containers (Continued)
BOE Merger Corp., 9.500%, 11–1–17 (C)(D)	$7,380	$7,823
Consolidated Container Co. LLC and Consolidated Container Capital, Inc., 10.125%, 7–15–20 (C)	15,752	16,736

		40,281

Metals / Mining – 0.2%
Artsonig Pty Ltd., 11.500%, 4–1–19 (C)(D)	4,177	4,188
Imperial Metals Corp., 7.000%, 3–15–19 (C)	961	980

		5,168

Movies & Entertainment – 0.2%
AMC Entertainment, Inc., 5.875%, 2–15–22 (C)	2,449	2,492
WMG Acquisition Corp.:
5.625%, 4–15–22 (C)	769	781
6.750%, 4–15–22 (C)	2,306	2,320

		5,593

Oil & Gas Equipment & Services – 0.7%
Brand Energy & Infrastructure Services, 8.500%, 12–1–21 (C)	8,643	9,162
SESI LLC, 7.125%, 12–15–21	5,707	6,363

		15,525

Oil & Gas Exploration & Production – 0.7%
Chesapeake Energy Corp., 5.750%, 3–15–23	5,494	5,817
Whiting Petroleum Corp.:
5.000%, 3–15–19	4,410	4,664
5.750%, 3–15–21	4,431	4,763

		15,244

Oil & Gas Refining & Marketing – 2.4%
EP Energy LLC and Everest Acquisition Finance, Inc., 7.750%, 9–1–22	1,591	1,786
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (C)	18,430	20,111
Offshore Group Investment Ltd.:
7.500%, 11–1–19	11,750	12,514
7.125%, 4–1–23	4,652	4,733
Samson Investment Co., 10.750%, 2–15–20 (C)(F)	8,675	9,456
Shelf Drilling Holdings Ltd., 8.625%, 11–1–18 (C)	9,417	10,194

		58,794

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services – 3.5%
Abengoa Finance SAU, 7.750%, 2–1–20 (C)	$10,593	$11,440
Artesyn Escrow, Inc., 9.750%, 10–15–20 (C)	5,185	4,900
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (C)	9,429	9,735
Michaels FinCo Holdings LLC, 7.500%, 8–1–18 (C)(D)	13,000	13,391
NCR Escrow Corp.:
5.875%, 12–15–21 (C)	5,755	6,057
6.375%, 12–15–23 (C)	5,429	5,768
New Cotai LLC and New Cotai Capital Corp., 10.625%, 5–1–19 (C)(D)	19,656	21,623
PC Nextco Holdings LLC and PC Nextco Finance, Inc., 8.750%, 8–15–19 (C)(D)	5,028	5,198
Westmoreland Escrow Corp., 10.750%, 2–1–18 (C)	4,535	4,954

		83,066

Packaged Foods & Meats – 0.3%
Bumble Bee Foods LLC, 9.625%, 3–15–18 (C)(D)	6,825	7,166

Paper Packaging – 0.7%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.:
5.625%, 12–15–16 (C)	1,512	1,550
6.000%, 6–15–17 (C)	2,598	2,689
Exopack Holdings S.A., 7.875%, 11–1–19 (C)	2,080	2,205
Reynolds Group Holdings Ltd.:
9.000%, 4–15–19	6,190	6,622
9.875%, 8–15–19	2,193	2,451
8.250%, 2–15–21 (F)	1,632	1,781

		17,298

Personal Products – 0.3%
Elizabeth Arden, Inc., 7.375%, 3–15–21	5,917	6,361

Pharmaceuticals – 1.1%
Forest Laboratories, Inc., 5.000%, 12–15–21 (C)	15,639	16,538

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Pharmaceuticals (Continued)
Grifols Worldwide Operations Ltd., 5.250%, 4–1–22 (C)		$1,610	$1,646
Salix Pharmaceuticals Ltd., 6.000%, 1–15–21 (C)		6,958	7,428

			25,612

Precious Metals & Minerals – 0.4%
Prince Mineral Holding Corp., 11.500%, 12–15–19 (C)		8,039	9,024

Property & Casualty Insurance – 0.8%
Onex USI Acquisition Corp., 7.750%, 1–15–21 (C)		16,892	17,610

Real Estate Services – 0.4%
Stearns Holdings, Inc., 9.375%, 8–15–20 (C)		9,611	10,043

Restaurants – 1.0%
Dave & Buster’s, Inc., 0.000%, 2–15–16 (C)(G)		26,665	22,565

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible, 3.250%, 4–1–16		975	1,070

Semiconductors – 0.4%
Canadian Solar, Inc., Convertible, 4.250%, 2–15–19 (C)		327	328
Micron Technology, Inc., 5.875%, 2–15–22 (C)		8,198	8,588

			8,916

Specialized Consumer Services – 2.7%
Ancestry.com Holdings LLC, 9.625%, 10–15–18 (C)(D)		4,421	4,642
B–Corp Merger Sub, Inc., 8.250%, 6–1–19		18,431	19,123
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (C)		6,858	7,321
7.500%, 6–15–19 (C)(E)	EU	R3,660	5,496
Emdeon, Inc., 11.000%, 12–31–19		$2,071	2,400
First Data Holdings, Inc., 14.500%, 9–24–19 (C)(D)		2,382	2,239

2014	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands) MARCH 31, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Consumer Services (Continued)
Lansing Trade Group, 9.250%, 2–15–19 (C)	$5,988	$5,988
Nielsen Finance, 5.500%, 10–1–21 (C)	7,936	8,283
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (C)	9,250	9,273

		64,765

Specialized Finance – 2.4%
Consolidated Communications Finance Co., 10.875%, 6–1–20	3,790	4,406
Flexi–Van Leasing, Inc., 7.875%, 8–15–18 (C)	6,703	7,390
International Lease Finance Corp.:
5.875%, 4–1–19	4,185	4,572
4.625%, 4–15–21	1,091	1,091
5.875%, 8–15–22	2,766	2,925
TMX Finance LLC and TitleMax Finance Corp., 8.500%, 9–15–18 (C)	22,249	24,363
WM Holdings Finance Corp., 13.750%, 10–1–19	8,505	10,227

		54,974

Specialized REITs – 0.8%
CNL Lifestyles Properties, Inc., 7.250%, 4–15–19	17,832	18,724

Specialty Stores – 2.6%
Central Garden & Pet Co., 8.250%, 3–1–18	8,176	8,432
Jo–Ann Stores Holdings, Inc., 9.750%, 10–15–19 (C)(D)	25,418	26,498
Jo–Ann Stores, Inc., 8.125%, 3–15–19 (C)	675	700
New Academy Finance Co. LLC, 8.000%, 6–15–18 (C)(D)	11,937	12,221
PETCO Holdings, Inc., 8.500%, 10–15–17 (C)(D)	3,761	3,832
Spencer Spirit Holdings, Inc., 9.000%, 5–1–18 (C)(D)	10,389	10,597

		62,280

Technology Distributors – 1.1%
Sophia L.P. and Sophia Finance, Inc.:
9.625%, 12–1–18 (C)(D)	8,971	9,397
9.750%, 1–15–19 (C)	14,742	16,364

		25,761

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Textiles – 0.3%
Quiksilver, Inc. and QS Wholesale, Inc.:
7.875%, 8–1–18 (C)	$2,736	$2,975
10.000%, 8–1–20	3,648	4,150

		7,125

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp.:
10.125%, 2–15–19 (C)	3,032	3,312
6.750%, 6–15–21 (C)	12,395	12,395

		15,707

Tobacco – 0.3%
Prestige Brands, Inc., 5.375%, 12–15–21 (C)	7,733	7,917

Wireless Telecommunication Service – 2.9%
Digicel Group Ltd., 8.250%, 9–30–20 (C)	8,025	8,567
DigitalGlobe, Inc.,
5.250%, 2–1–21	6,581	6,499
Sprint Corp.:
7.250%, 9–15–21 (C)	7,863	8,571
7.875%, 9–15–23 (C)	7,863	8,649
7.125%, 6–15–24 (C)	22,286	23,399
T–Mobile USA, Inc.:
6.542%, 4–28–20	3,426	3,687
6.633%, 4–28–21	1,667	1,792
6.125%, 1–15–22	2,333	2,444
6.731%, 4–28–22	685	734
6.836%, 4–28–23	685	735
6.500%, 1–15–24	3,033	3,177

		68,254

TOTAL CORPORATE DEBT SECURITIES – 71.0%		$1,654,765
(Cost: $1,579,978)

MUNICIPAL BONDS
Puerto Rico – 0.2%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7–1–35	4,470	4,183

TOTAL MUNICIPAL BONDS – 0.2%		$4,183
(Cost: $4,157)

LOANS	Principal		Value
Air Freight & Logistics – 0.1%
DAE Aviation Holdings, Inc., 7.750%, 7–29–19 (F)		$3,278	$3,331

Apparel Retail – 1.9%
Gymboree Corp. (The), 5.000%, 11–23–17 (F)		1,611	1,446
Lands’ End, Inc., 0.000%, 3–14–21 (F)		4,478	4,470
Nine West Holdings, Inc., 0.000%, 12–5–20 (F)		9,656	9,680
Talbots, Inc. (The): 4.750%, 3–17–20 (F)		3,997	3,992
8.250%, 3–17–21 (F)		4,797	4,869
True Religion Apparel, Inc.:
5.875%, 7–29–19 (F)		7,767	7,403
5.875%, 7–30–19 (F)		7,806	7,440
11.000%, 1–30–20 (F)		4,764	4,550

			43,850

Application Software – 2.7%
Applied Systems, Inc.: 4.250%, 1–15–21 (F)		1,316	1,319
7.500%, 1–15–22 (F)		7,317	7,427
Aptean Holdings, Inc.: 5.250%, 2–6–20 (F)		4,848	4,860
0.000%, 2–21–21 (F)		806	816
8.500%, 2–21–21 (F)		2,426	2,456
Misys plc and Magic Newco LLC, 12.000%, 6–12–19 (F)		40,494	46,366

			63,244

Auto Parts & Equipment – 0.2%
Direct ChassisLink, Inc., 8.250%, 11–7–19 (F)		4,108	4,140

Building Products – 0.6%
GYP Holdings III Corp.: 0.000%, 3–27–21 (F)		6,489	6,457
0.000%, 3–27–22 (F)		6,489	6,513

			12,970

Casinos & Gaming – 0.2%
Centaur Acquisition LLC, 8.750%, 2–20–20 (F)		2,504	2,551
Gateway Casinos & Entertainment Ltd.:
6.250%, 11–4–19 (E)(F)	CAD	8	7
5.577%, 11–26–19 (E)(F)		3,247	2,919

			5,477

Commodity Chemicals – 0.1%
Kronos Worldwide, Inc., 4.750%, 1–31–20 (F)		$1,640	1,650

Construction Materials – 0.4%
Continental Building Products LLC, 4.750%, 8–28–20 (F)		9,038	9,045

30	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands) MARCH 31, 2014 (UNAUDITED)

LOANS (Continued)	Principal	Value
Data Processing & Outsourced Services – 0.5%
Sedgwick Claims Management Services, Inc., 6.750%, 1–27–22 (F)	$11,035	$10,959

Diversified Chemicals – 0.2%
Al Chem & Cy S.C.A., 8.250%, 4–3–20 (F)	4,606	4,675

Diversified Support Services – 1.4%
Advantage Sales & Marketing, Inc., 8.250%, 6–18–18 (F)	18,227	18,467
Omnitracs, Inc.:
4.750%, 10–29–20 (F)	2,289	2,311
8.750%, 4–29–21 (F)	1,530	1,549
Sprint Industrial Holdings LLC:
7.000%, 5–14–19 (F)	7,942	7,962
11.250%, 5–14–19 (F)	2,636	2,649

		32,938

Environmental & Facilities Services – 0.3%
Brickman Group Ltd. (The):
4.000%, 12–11–20 (F)	5,014	5,020
7.500%, 12–11–21 (F)	1,676	1,705

		6,725

Food Distributors – 0.3%
Performance Food Group, Inc.,
6.250%, 11–14–19 (F)	6,239	6,322

Food Retail – 0.6%
Focus Brands, Inc., 10.250%, 8–21–18 (F)	13,764	13,953

General Merchandise Stores – 0.9%
BJ’s Wholesale Club, Inc.:
4.500%, 9–26–19 (F)	2,407	2,413
8.500%, 3–31–20 (F)	9,332	9,537
Orchard Acquisition Co. LLC, 7.000%, 2–8–19 (F)	9,900	10,074

		22,024

Health Care Facilities – 0.3%
CHS/Community Health Systems, Inc., 4.250%, 1–22–21 (F)	1,637	1,650
MPH Acquisition Holdings LLC, 4.000%, 3–21–21 (F)	1,930	1,925
Surgery Center Holdings, Inc., 9.750%, 4–11–20 (F)	3,610	3,565

		7,140

Health Care Services – 0.6%
Accellent, Inc.:
0.000%, 2–21–22 (F)	312	309
7.500%, 2–21–22 (F)	4,153	4,114
Ikaria, Inc.:
5.000%, 2–4–21 (F)	5,245	5,277
8.750%, 2–4–22 (F)	4,918	4,979

		14,679

LOANS (Continued)	Principal	Value
Health Care Supplies – 0.5%
Sage Products Holdings III LLC, 9.250%, 6–13–20 (F)	$11,579	$11,840

Health Care Technology – 1.2%
Carestream Health, Inc., 9.500%, 12–7–19 (F)	13,088	13,338
Merge Healthcare, Inc., 6.000%, 4–3–19 (F)	5,651	5,312
Vitera Healthcare Solutions LLC:
6.000%, 11–4–20 (F)	4,294	4,267
9.250%, 11–4–21 (F)	2,583	2,609

		25,526

Hotels, Resorts & Cruise Lines – 0.4%
Four Seasons Hotels Ltd., 6.250%, 12–27–20 (F)	2,186	2,216
Hilton Worldwide Finance LLC:
3.750%, 9–23–20 (F)	551	552
3.750%, 10–15–20 (F)	7,441	7,449

		10,217

Housewares & Specialties – 0.6%
KIK Custom Products, Inc.: 5.500%, 5–17–19 (F)	8,204	8,171
9.500%, 11–17–19 (F)	4,900	4,931

		13,102

Independent Power Producers & Energy Traders – 0.9%
Alinta Energy Finance PTY Ltd.:
0.000%, 8–13–19 (F)	479	485
6.375%, 8–13–19 (F)	7,286	7,380
Texas Competitive Electric Holdings Co. LLC: 4.737%, 10–10–17 (F)	19,539	14,069

		21,934

Industrial Conglomerates – 0.4%
Crosby Worldwide Ltd.:
4.000%, 11–22–20 (F)	4,072	4,048
7.000%, 11–22–21 (F)	5,573	5,608

		9,656

Industrial Machinery – 0.6%
Capital Safety North America Holdings, Inc.:
0.000%, 3–26–21 (F)	3,247	3,241
0.000%, 3–26–22 (F)	10,386	10,444

		13,685

Internet Software & Services – 0.3%
Avast Software, 5.000%, 3–18–20 (F)	3,997	3,987
W3 Co., 9.250%, 9–1–20 (F)	3,342	3,342

		7,329

LOANS (Continued)	Principal	Value
Investment Banking & Brokerage – 0.3%
Bats Global Markets, Inc.:
0.000%, 1–7–20 (F)	$492	$495
5.000%, 1–7–20 (F)	5,423	5,454

		5,949

IT Consulting & Other Services – 1.3%
Active Network, Inc. (The):
5.500%, 11–15–20 (F)	8,234	8,301
9.500%, 11–15–21 (F)	8,668	8,841
Triple Point Group Holdings, Inc.:
5.250%, 7–13–20 (F)	8,184	7,693
9.250%, 7–13–21 (F)	6,094	5,561

		30,396

Leisure Facilities – 0.3%
Northfield Park Associates LLC:
0.000%, 11–9–18 (F)	1,545	1,570
9.000%, 12–10–18 (F)	5,858	5,954

		7,524

Life Sciences Tools & Services – 0.2%
Atrium Innovations, Inc.:
4.250%, 1–29–21 (F)	1,313	1,308
0.000%, 7–29–21 (F)	2,444	2,477
7.750%, 7–29–21 (F)	984	998

		4,783

Metal & Glass Containers – 0.4%
Evergreen Tank Solution, Inc., 9.500%, 9–28–18 (F)	9,888	9,881

Movies & Entertainment – 1.4%
Formula One Holdings Ltd. and Alpha Topco Ltd., 9.250%,10–16–19 (F)	26,358	27,445
Yonkers Racing Corp., 8.750%, 8–20–20 (F)	4,727	4,680

		32,125

Oil & Gas Exploration & Production – 0.2%
Chesapeake Energy Corp., 5.750%, 12–2–17 (F)	1,411	1,442
Sabine Oil & Gas LLC, 8.750%,12–31–18 (F)	3,609	3,651

		5,093

Oil & Gas Refining & Marketing – 1.8%
Fieldwood Energy LLC, 8.125%, 9–30–20 (F)	16,878	17,556
Offshore Group Investment Ltd., 5.750%, 3–28–19 (F)	1,980	1,999
Samson Investment Co., 5.000%, 9–25–18 (F)	5,264	5,312
Shelf Drilling Midco Ltd., 10.000%, 10–8–18 (D)(F)	16,537	16,888

		41,755

2014	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands) MARCH 31, 2014 (UNAUDITED)

LOANS (Continued)	Principal	Value
Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC:
6.750%, 8–12–20 (F)	$3,803	$3,842
11.750%, 2–16–21 (F)	3,901	3,901

		7,743

Paper Packaging – 0.4%
FPC Holdings, Inc., 9.250%, 5–27–20 (F)	7,863	7,726
Ranpak Corp., 8.500%, 4–10–20 (F)	2,836	2,893

		10,619

Pharmaceuticals – 0.2%
Patheon, Inc., 4.250%, 1–23–21 (F)	4,923	4,894

Research & Consulting Services – 0.8%
AlixPartners LLP, 9.000%, 7–2–21 (D)(F)	7,261	7,406
Larchmont Resources LLC, 8.250%, 8–7–19 (F)	11,408	11,579

		18,985

LOANS (Continued)	Principal	Value
Specialty Chemicals – 0.3%
Chromaflo Technologies Corp.:
4.500%, 12–2–19 (F)	$1,630	$1,634
8.250%, 6–2–20 (F)	4,572	4,601

		6,235

TOTAL LOANS – 24.1%		$562,393
(Cost: $551,492)

SHORT-TERM SECURITIES

Commercial Paper – 3.0%
Bemis Company, Inc.:
0.230%, 4–1–14 (H)	7,000	7,000
0.230%, 4–22–14 (H)	4,500	4,499
Clorox Co. (The):
0.160%, 4–14–14 (H)	4,000	4,000
0.220%, 4–24–14 (H)	7,000	6,999
Ecolab, Inc.:
0.210%, 4–7–14 (H)	6,007	6,007
0.220%, 4–14–14 (H)	8,300	8,299
Enbridge, Inc.,
0.270%, 4–14–14 (H)	6,000	5,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 0.170%, 4–8–14 (H)	4,000	4,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Kroger Co. (The), 0.190%, 4–1–14 (H)	$17,181	$17,181
Virginia Electric and Power Co., 0.210%, 5–1–14 (H)	6,000	5,999

		69,983

Master Note – 0.1%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (I)	1,339	1,339

TOTAL SHORT–TERM SECURITIES – 3.1%		$71,322
(Cost: $71,323)

TOTAL INVESTMENT SECURITIES – 100.1%		$2,331,535
(Cost: $2,238,647)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(3,050)

NET ASSETS – 100.0%		$2,328,485

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the total value of these securities amounted to $1,125,098 or 48.3% of net assets.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar and EUR – Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

32	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands) MARCH 31, 2014 (UNAUDITED)

(G)	Zero coupon bond.

(H)	Rate shown is the yield to maturity at March 31, 2014.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	3,989	4–28–14	$—	$2

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$29,272	$—	$123
Preferred Stocks	6,294	2,333	—
Warrants	—	—	850
Corporate Debt Securities	—	1,621,263	33,502
Municipal Bonds	—	4,183	—
Loans	—	415,920	146,473
Short-Term Securities	—	71,322	—
Total	$35,566	$2,115,021	$180,948

Liabilities
Forward Foreign Currency Contracts	$—	$2	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 10–1–13	$121	$—	$51,283	$104,639
Net realized gain (loss)	—	—	137	5
Net change in unrealized appreciation (depreciation)	2	—	844	296
Purchases	—	—	2,907	52,130
Sales	—	—	(5,200)	(598)
Amortization/Accretion of premium/discount	—	—	34	77
Transfers into Level 3 during the period	—	850	34,780	24,173
Transfers out of Level 3 during the period	—	—	(51,283)	(34,249)
Ending Balance 3–31–14	$123	$850	$33,502	$146,473
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3–31–14	$2	$—	$844	$296

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended March 31, 2014.

Information about Level 3 fair value measurements:

	Fair Value at 3-31-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$123	Broker	Broker quotes
Warrants	$850	Third-party valuation service	Broker quotes
Corporate Debt Securities	$33,502	Third-party valuation service	Broker quotes
Loans	$146,473	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	33

PORTFOLIO HIGHLIGHTS

Municipal Bond Fund ALL DATA IS AS OF MARCH 31, 2014 (UNAUDITED)

Asset Allocation

Bonds	90.0%
Municipal Bonds	90.0%
Cash and Cash Equivalents	10.0%

Lipper Rankings

Category: Lipper General Municipal Debt Funds	Rank	Percentile
1 Year	142/258	55
3 Year	161/233	69
5 Year	140/210	67
10 Year	39/161	25

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	81.8%
AAA	4.0%
AA	30.1%
A	31.6%
BBB	16.1%
Non-Investment Grade	8.2%
BB	2.8%
CCC	0.2%
Non-rated	5.2%
Cash and Cash Equivalents	10.0%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

34	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 0.6%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A, 6.250%, 11–1–33	$2,000	$2,226
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	2,500	2,854

		5,080

Alaska – 0.2%
AK Intl Arpt Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10–1–21	1,735	1,966

Arizona – 1.2%
AZ Cert of Part, Ser 2010A (Insured by AGM), 5.250%, 10–1–26	2,000	2,218
Coconino Cnty, AZ Pollutn Ctl Corp., Pollutn Ctl Rfdg Rev Bonds (NV Power Co. Proj), Ser 2006A, (Auction Rate Sec) (Insured by FGIC), 0.430%, 9–1–32 (A)	3,000	2,742
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	2,500	2,882
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	2,000	2,362

		10,204

California – 14.8%
ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B, 6.250%, 8–1–39	1,000	1,136
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E, 6.000%, 5–1–39	3,000	3,504
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D–1 Index Rate Bonds, 0.966%, 4–1–45 (A)	4,000	4,046
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G–1, 1.160%, 4–1–45 (A)	8,500	8,493

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA (School Facilities) GO Bonds, 5.000%, 11–1–30	$3,000	$3,352
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X (Insured by FGIC), 5.500%, 12–1–16	10	11
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	3,000	3,367
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A, 6.500%, 11–1–38	2,000	2,319
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	4,000	4,095
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.500%, 10–1–29	1,000	1,126
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B, 5.250%, 6–1–23	2,085	2,238
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A, 5.000%, 1–1–22	1,500	1,599
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–33	1,000	950
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,745	1,691
6.350%, 7–1–46	970	972
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011, 5.000%, 5–15–21	170	194
CA Various Purp GO Bonds:
6.000%, 2–1–15	3,000	3,148
5.250%, 9–1–26	3,500	4,113
5.500%, 4–1–28	3,000	3,000
5.250%, 10–1–29	2,500	2,805
5.750%, 4–1–31	5,000	5,785
6.000%, 3–1–33	1,000	1,192
5.000%, 4–1–37	5,000	5,389
6.000%, 11–1–39	4,500	5,320
CA Various Purp GO Rfdg Bonds, 5.000%, 2–1–33	8,000	8,711

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A, 7.000%, 10–1–36	$750	$852
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A, 6.250%, 9–1–24	2,000	2,312
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp, 5.750%, 2–1–30	2,000	2,164
Contra Costa Trans Auth, Sales Tax Rev Bonds (Ltd. Tax Bonds), Ltd. Tax Rfdg Bonds, Ser 2012A, 0.474%, 3–1–34 (A)	2,000	2,001
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset–Bkd Bonds, Ser 2013A, 5.000%, 6–1–29	1,500	1,608
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (B)	3,315	1,418
0.000%, 8–1–32 (B)	5,000	1,997
0.000%, 8–1–33 (B)	5,000	1,836
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	2,750	2,812
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A, 5.250%, 5–15–34	3,000	3,389
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	1,500	1,621
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A, 5.750%, 9–1–40	1,000	1,034
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A (Insured by NPFGC), 5.500%, 8–1–29	3,800	3,868
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC), 5.500%, 10–1–28	500	555
San Jose Merged Area Redev Proj, Hsng Set–Aside Tax Alloc Bonds, Ser 2010A–1, 5.500%, 8–1–35	1,000	1,039

2014	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
San Jose, CA Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–21	$3,185	$3,678
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	1,000	1,175
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I, 6.375%, 11–1–34	500	593
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1, 5.750%, 10–1–30	1,000	1,118
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI, 5.000%, 5–15–34	3,500	3,865
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B (Insured by AMBAC), 5.500%, 5–15–20	1,500	1,505
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A, 5.875%, 1–1–29	1,000	1,150
Vernon Elec Sys Rev Bonds, Ser 2012A, 5.500%, 8–1–41	2,185	2,287

		122,433

Colorado – 2.5%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12–1–23	2,065	2,313
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,500	1,631
7.400%, 12–1–38	1,000	1,110
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	2,975	3,073
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008: 5.500%, 11–1–27	1,000	1,148

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado (Continued)
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A (Insured by FHA/VA), 5.500%, 11–1–29	$780	$809
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010, 5.625%, 12–1–40	3,250	3,379
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	2,500	3,044
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	4,250	4,697

		21,204

Connecticut – 0.3%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.750%, 6–15–34	2,500	2,801

District Of Columbia – 1.1%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	2,250	2,466
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (B)	6,500	6,641

		9,107

Florida – 6.6%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	2,500	2,510
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A–1, 5.000%, 6–1–20	1,000	1,140
Citizens Ppty Ins Corp., Sr Secured Bonds, Ser 2012A–1,
1.310%, 6–1–15 (A)	4,500	4,535
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A–1, 5.250%, 6–1–17	3,600	4,054
Coral Gables, FL, Hlth Fac Auth, Hosp Rev Bonds (Baptist Hlth South FL Oblig Group), Ser 2004, 5.250%, 8–15–24	5,000	5,094

MUNICIPAL BONDS (Continued)	Principal	Value
Florida (Continued)
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	$3,600	$4,267
Miami–Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	2,500	2,709
Miami–Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10–1–41	2,885	3,075
Miami–Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	1,500	1,674
Miami–Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	2,500	2,918
Miami–Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10–1–22	5,000	5,960
Miami–Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC), 6.000%, 10–1–23	2,500	2,919
Mid–Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	3,000	3,420
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 6.500%, 7–1–35	2,500	2,878
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A, 6.250%, 4–1–39	1,000	1,083
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	3,500	3,686
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry–Riddle Aeronautical Univ, Inc. Proj.), Ser 2011, 5.250%, 10–15–22	2,250	2,579

		54,501

Georgia – 1.8%
Atlanta Arpt Gen Rev Rfdg Bonds, Ser 2010C, 5.750%, 1–1–23	2,000	2,383

36	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Georgia (Continued)
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place LLC Proj), Ser 2009A, 5.000%, 7–1–37	$3,500	$3,644
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B, 5.375%, 11–1–39	3,000	3,222
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	1,500	1,530
Griffin, GA Combined Pub Util Rev Rfdg Bonds, Ser 2012, (Insured by AGM):
3.000%, 1–1–16	1,050	1,091
3.000%, 1–1–17	500	527
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 6.000%, 1–1–23	2,100	2,466

		14,863

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	891
5.750%, 9–1–20	1,000	1,187
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A, 6.750%, 11–1–37	2,000	2,221

		4,299

Illinois – 4.0%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	1,750	1,711
Chicago GO Bonds, Proj Ser 2011A, 5.250%, 1–1–35	1,500	1,517
Cmnty College Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008: 5.750%, 6–1–28	1,000	1,134
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	2,500	2,576
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–30	2,500	2,973

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.750%, 7–1–33	$2,500	$2,856
IL Fin Auth, Student Hsng Rev Bonds (CHF–DeKalb LLC – Northn IL Univ Proj), Ser 2011, 5.750%, 10–1–21	2,000	2,139
IL GO Bonds, Ser 2012A, 4.000%, 1–1–23	8,750	9,090
IL Sales Tax Rev Bonds (Jr Oblig), Series 2013, 5.000%, 6–15–26	1,700	1,931
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A, 5.000%, 1–1–35	3,000	3,162
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B–1, 0.000%, 6–15–43 (B)	2,000	400
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A, 6.000%, 7–1–24	3,080	3,879

		33,368

Indiana – 1.1%
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A (Insured by NPFGC), 7.400%, 7–1–15	3,255	3,415
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B (Insured by NPFGC), 7.400%, 7–1–15	5,520	5,792

		9,207

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 5.750%, 6–1–31	1,000	1,048
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008, 6.000%, 8–1–27	2,500	2,913
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010, 6.000%, 9–1–39	2,145	2,176

MUNICIPAL BONDS (Continued)	Principal	Value
Iowa (Continued)
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9–1–33	$1,000	$936

		7,073

Kansas – 0.8%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	2,000	2,146
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010, 5.900%, 4–1–32	3,000	3,213
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2004A-4 (Insured by GNMA/FNMA), 5.625%, 6–1–36	325	328
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006, 5.000%, 12–1–27	655	639

		6,326

Kentucky – 0.8%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	4,816
6.500%, 3–1–45	2,000	2,149

		6,965

Louisiana – 2.2%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B, 5.250%, 1–1–28	1,000	1,059
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	5,250	5,708
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,110
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010, 5.250%, 10–1–20	2,040	2,294

2014	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Louisiana (Continued)
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	$1,000	$1,117
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A–1, 6.000%, 1–1–23	1,500	1,701
New Orleans, LA, GO Rfdg Bonds, Ser 2012, 5.000%, 12–1–25	1,500	1,629
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–26	2,000	2,196
5.000%, 12–1–27	1,500	1,638

		18,452

Maine – 0.2%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A–3, 5.875%, 12–1–39	1,170	1,258

Maryland – 1.1%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,750	1,812
MD Hlth and Higher Edu Fac Auth Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D, 0.934%, 5–15–38 (A)	5,560	5,583
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A, 6.000%, 7–1–40	1,500	1,520

		8,915

Massachusetts – 1.4%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	2,410	2,595
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	685	733
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010, 5.625%, 10–15–40	1,000	1,054

MUNICIPAL BONDS (Continued)	Principal	Value
Massachusetts (Continued)
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A, 5.750%, 7–1–39	$1,615	$1,708
The Cmnwlth of MA, GO Rfdg Bonds (SIFMA Index Bonds), Ser 2013A, 0.420%, 2–1–17 (A)	6,000	6,008

		12,098

Michigan – 2.2%
Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009, 5.750%, 12–1–34	1,000	1,084
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003 (B), 7.500%, 7–1–33 (C)	2,000	2,131
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011–A, 5.750%, 7–1–37 (C)	1,500	1,488
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	4,250	4,459
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.000%, 9–1–29	3,950	4,790
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W, 6.000%, 8–1–39	2,000	2,145
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I, 6.000%, 10–15–38	2,000	2,266

		18,363

Minnesota – 0.7%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006, 5.250%, 5–15–36	2,000	2,048
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A, 6.750%, 11–15–32	1,000	1,170
Minneapolis–St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	2,000	2,270

		5,488

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri – 2.1%
Belton, MO, Cert of Part, Ser 2008, 5.125%, 3–1–25	$1,000	$1,044
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	2,265	2,266
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	2,250	2,368
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A:
5.500%, 6–1–34	1,000	1,009
5.750%, 6–1–39	1,000	1,064
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	2,300	2,303
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009A, 6.625%, 4–1–33	2,000	2,000
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009F, 6.250%, 4–1–38	2,000	2,000
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009, 6.750%, 6–15–35	2,500	2,598
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM), 0.000%, 7–15–36 (B)	2,350	763
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24 (C)	1,895	132

		17,547

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010, 5.625%, 1–1–40	1,000	1,048

38	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Nevada – 0.8%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	$3,000	$3,384
Overton Power Dist No. 5, Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–25	1,715	2,061
Redev Agy of Mesquite, NV, Tax Incr Rev Bonds, Ser 2009, 7.375%, 6–1–24	1,000	1,003

		6,448

New Hampshire – 0.7%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A, 6.125%, 10–1–39	1,635	1,736
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	1,000	1,077
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA), 7.000%, 4–1–38	1,985	2,287
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A, 5.650%, 1–1–36	500	524

		5,624

New Jersey – 6.2%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004 (Insured by AMBAC):
5.250%, 1–1–18	1,860	1,937
5.250%, 1–1–23	1,350	1,393
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10–1–21	2,500	2,907
NJ Econ Dev Auth, Rev Bonds (Provident Group–Montclair Ppty LLC –Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	2,900	3,125
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2004I, 5.250%, 9–1–24	2,250	2,298
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	2,545	2,888
NJ Econ Dev Auth, Sch Fac Constr Rfdg Notes (SIFMA Index Notes), Ser 2013I, 1.660%, 3–1–28 (A)	15,000	14,626

MUNICIPAL BONDS (Continued)	Principal	Value
New Jersey (Continued)
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	$1,000	$1,300
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,532
5.500%, 12–1–21	1,145	1,285
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	1,500	1,584
NJ Tpk Auth, Tpk Rev Bonds, Ser 2000D, 0.105%, 1–1–30 (A)	6,625	6,161
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12–15–40 (B)	10,000	2,354
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12–15–22	3,500	4,126
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12–15–22	1,000	1,200
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	2,500	2,945

		51,661

New Mexico – 0.2%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC), 6.000%, 1–1–37	535	574
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D–2 (Insured by GNMA/FNMA/FHLMC), 5.250%, 7–1–30	1,265	1,303

		1,877

New York – 5.0%
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp. Proj), Ser 1985A (Insured by AMBAC), 0.381%, 12–1–23 (A)	4,350	4,067

MUNICIPAL BONDS (Continued)	Principal	Value
New York (Continued)
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj) Sub Ser 1999A-1 (Insured by AMBAC), 0.070%, 5–1–34 (A)	$8,000	$6,840
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K, 4.950%, 11–1–39	2,000	2,058
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	2,675	1,800
0.000%, 3–1–26 (B)	2,685	1,679
0.000%, 3–1–27 (B)	2,500	1,477
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Series 2013I, 5.000%, 5–1–29	2,600	2,926
NYC, GO Bonds, Ser 2003A, 5.750%, 8–1–14	165	166
NYC, GO Bonds, Ser 2014D-1, 5.000%, 8–1–30	2,000	2,211
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC), 5.750%, 11–1–30	4,490	4,977
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A, 7.250%, 1–1–20	520	520
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	3,505	3,506
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE, 5.000%, 12–15–31	8,500	9,672

		41,899

North Carolina – 0.7%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.750%, 1–1–24	1,000	1,170
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2, 6.000%, 12–1–36	2,450	2,545
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (B)	3,000	1,031
5.750%, 1–1–39	1,000	1,090

		5,836

2014	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Ohio – 1.4%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	$1,000	$1,130
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E, 5.625%, 10–1–19	2,000	2,224
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	4,500	4,882
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11–15–40	1,000	1,067
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A, 5.250%, 1–1–33	2,000	2,165
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg–Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC), 6.200%, 9–1–33	595	624

		12,092

Oklahoma – 0.2%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B, 5.750%, 3–1–29	305	314
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A, 5.875%, 1–1–28	1,000	1,124

		1,438

Oregon – 0.1%
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C, 5.000%, 7–1–22	1,000	1,120

Pennsylvania – 5.9%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	1,000	1,145
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,207
6.000%, 6–1–36	2,750	2,993

MUNICIPAL BONDS (Continued)	Principal	Value
Pennsylvania (Continued)
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	$3,500	$3,644
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010, 6.000%, 8–1–35	750	800
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	2,500	2,731
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C, 0.000%, 6–1–33 (B)	4,000	4,331
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	2,250	2,421
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B–2, 0.000%, 12–1–28 (B)	8,500	8,788
Philadelphia Auth Indl Dev Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12–15–31	2,600	2,716
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D, 5.250%, 6–15–22	5,000	5,629
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM), 5.250%, 12–15–24	10,750	11,681

		49,086

Puerto Rico – 3.1%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A, 5.500%, 7–1–21	1,500	1,254
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A, 5.500%, 7–1–39	7,500	5,635
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 5.000%, 7–1–28	1,000	934
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien), 6.000%, 7–1–38	3,500	2,584
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	4,250	2,608
PR Elec Power Auth, Power Rev Bonds, Ser 2013A, 7.000%, 7–1–33	5,000	3,507
PR Elec Power Auth, Power Rev Bonds, Ser ZZ, 5.250%, 7–1–24	2,680	1,799

MUNICIPAL BONDS (Continued)	Principal	Value
Puerto Rico (Continued)
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B, 5.500%, 8–1–31	$1,750	$1,130
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A, 0.000%, 8–1–32 (B)	5,000	3,762
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A, 0.000%, 8–1–33 (B)	4,500	2,457

		25,670

Rhode Island – 0.7%
RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A, 6.250%, 5–15–30	1,590	1,770
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	3,955	4,349

		6,119

South Carolina – 0.5%
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A, 6.500%, 4–1–42	4,015	4,522

South Dakota – 0.1%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994, 7.300%, 4–1–16	1,100	1,160

Tennessee – 1.3%
Memphis–Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B, 5.750%, 7–1–25	750	842
Memphis–Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A–1:
5.750%, 7–1–19	2,220	2,552
5.750%, 7–1–20	1,330	1,530
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A, 5.500%, 7–1–36	3,000	3,089
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A, 6.500%, 7–1–38	2,500	2,804

		10,817

40	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Texas – 11.7%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC), 5.500%, 8–15–27	$2,000	$2,151
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	3,250	3,478
Cap Area Cultural Ed Fac Fin Corp., Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4–1–45	1,000	1,082
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	2,500	3,065
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008, 6.375%, 2–15–34	2,500	2,938
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A, 6.000%, 8–15–38	2,500	2,885
Harris Cnty Hlth Fac Dev Corp., Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.000%, 12–1–27	2,500	3,152
Harris Cnty Hlth Fac Dev Corp., Thermal Util Rev Bonds (Teco Proj), Ser 2008, 5.000%, 11–15–26	2,500	2,778
Harris Cnty–Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G (Insured by NPFGC), 5.750%, 11–15–15	1,500	1,504
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
5.750%, 2–15–28	1,000	971
6.000%, 2–15–33	500	482
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C, 0.660%, 5–15–34 (A)	3,500	3,513
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A, 6.250%, 5–15–28	2,500	2,886
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 5.625%, 12–1–17	5,000	5,186

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (B)	$25,000	$11,953
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A, 6.500%, 8–15–39	1,000	1,089
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (NW Sr Hsng Corp.–Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	4,000	4,084
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	3,000	3,011
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	1,500	1,704
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–16	2,000	2,187
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	2,000	2,237
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,617
7.000%, 6–30–40	5,000	5,685
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	2,500	2,725
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011, 6.750%, 5–1–26	3,740	4,319
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC), 0.000%, 8–15–26 (B)	24,500	15,057
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012–B, 1.250%, 8–15–42 (A)	4,500	4,524

		97,263

MUNICIPAL BONDS (Continued)	Principal	Value
Vermont – 0.0%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27 (Insured by AGM), 5.500%, 11–1–37	$340	$346

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note-–Diageo Proj), Ser 2009A, 6.750%, 10–1–37	1,000	1,093

Virginia – 0.6%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	2,500	2,862
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B, 6.000%, 7–1–27	1,605	1,873

		4,735

Washington – 2.6%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010, 5.750%, 1–1–41	3,000	3,241
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009, 7.000%, 7–1–39	1,000	1,112
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.125%, 3–1–29	2,500	3,009
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A, 6.500%, 11–15–33	1,500	1,559
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C, 5.500%, 8–15–36	2,910	2,965
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B, 7.125%, 7–1–16	8,200	9,409

		21,295

West Virginia – 0.2%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.500%, 10–1–31	1,700	1,821

2014	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Wisconsin – 0.6%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A, 5.750%, 5–1–33	$1,000	$1,130
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A, 5.625%, 4–15–39	1,500	1,567
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	2,000	2,202

		4,899

Wyoming – 0.2%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004, 5.750%, 6–1–34	675	675
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–28	1,000	1,111

		1,786

TOTAL MUNICIPAL BONDS – 90.0%		$751,173
(Cost: $699,587)

SHORT-TERM SECURITIES
Master Note – 0.4%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (D)	2,937	2,937

Municipal Obligations – 8.5%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.), 0.050%, 4–1–14 (D)	8,000	8,000
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.), 0.060%, 4–1–14 (D)	2,100	2,100
Columbus Rgnl Arpt Auth, Cap Fund Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.), 0.060%, 4–7–14 (D)	3,000	3,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Dev Auth of Gwinnet Cnty, Rec Zone Fac Bonds (Nilhan Hosp, LLC Proj), Ser 2010 (GTD by U.S. Bank N.A.), 0.060%, 4–7–14 (D)	$5,400	$5,400
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.), 0.060%, 4–7–14 (D)	400	400
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.), 0.070%, 4–7–14 (D)	850	850
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.), 0.050%, 4–7–14 (D)	2,500	2,500
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.070%, 4–7–14 (D)	1,500	1,500
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.), 0.070%, 4–1–14 (D)	5,000	5,000
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.070%, 4–1–14 (D)	7,815	7,815
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.070%, 4–1–14 (D)	7,300	7,300
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.), 0.050%, 4–7–14 (D)	6,300	6,300
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A–1 (GTD by Wells Fargo Bank N.A.), 0.060%, 4–7–14 (D)	6,000	6,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
NYC GO Bonds, Fiscal 2008 Series L–4, 0.060%, 4–1–14 (D)	$2,000	$2,000
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.080%, 4–1–14 (D)	3,045	3,045
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.), 0.060%, 4–7–14 (D)	3,549	3,549
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank N.A.), 0.060%, 4–7–14 (D)	6,320	6,320

		71,079

TOTAL SHORT-TERM SECURITIES – 8.9%		$74,016
(Cost: $74,016)

TOTAL INVESTMENT SECURITIES – 98.9%		$825,189
(Cost: $773,603)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		9,756

NET ASSETS – 100.0%		$834,945

42	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$744,333	$6,840
Short-Term Securities	—	74,016	—
Total	$—	$818,349	$6,840

There were no transfers between any levels during the period ended March 31, 2014.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

VA = Department of Veterans Affairs

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	43

PORTFOLIO HIGHLIGHTS

Municipal High Income Fund	ALL DATA IS AS OF MARCH 31, 2014 (UNAUDITED)

Asset Allocation

Bonds	96.9%
Municipal Bonds	96.9%
Cash and Cash Equivalents	3.1%

Lipper Rankings

Category: Lipper High Yield Municipal Debt Funds	Rank	Percentile
1 Year	31/129	24
3 Year	89/114	78
5 Year	63/93	68
10 Year	5/64	8

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	41.4%
AA	2.5%
A	12.4%
BBB	26.5%
Non-Investment Grade	55.5%
BB	7.3%
B	4.3%
CCC	0.6%
Non-rated	43.3%
Cash and Cash Equivalents	3.1%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

44	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 0.1%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A, 7.000%, 9–1–32	$1,000	$1,123

Alaska – 0.5%
Northn Tob Securitzation Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6–1–46	4,865	3,395

Arizona – 4.8%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 0.976%, 1–1–37 (A)	10,000	8,115
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	8,000	9,223
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A, 6.125%, 12–15–34	1,500	1,500
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,466
6.250%, 12–1–46	1,500	1,538
Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A, 6.125%, 9–1–34	1,380	1,378
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	2,000	2,182
La Paz Cnty, AZ, Indl Dev Auth, Indl Dev Rev Sr Lien, Imperial Rgnl Detention Fac Proj, 7.800%, 10–1–39	10,000	10,414

		35,816

California – 5.5%
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A, 5.250%, 6–1–36	1,000	808
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	4,000	4,520

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009 (Insured by FHA), 6.625%, 8–1–29	$2,225	$2,656
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	2,995	2,902
6.350%, 7–1–46	1,705	1,709
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southrn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	1,500	1,686
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010, 6.125%, 9–15–40	5,000	5,341
Golden State Tob Securitization Corp., Tob Stlmt Asset–Bkd Bonds, Ser 2007A–1, 5.125%, 6–1–47	5,000	3,711
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,065
6.750%, 11–1–39	900	920
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	2,500	2,702
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,104
8.000%, 8–1–38	1,400	1,516
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011, 7.500%, 12–1–41	4,000	4,512
San Mateo Cmnty Fac Dist No. 2008–1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9–1–42	1,000	1,085
Tob Securitization Auth of Southn CA, Tob Stlmt Asset–Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6–1–37	5,500	4,201

		41,438

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado – 8.3%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006, 5.250%, 10–1–40	$2,000	$1,979
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	4,855	4,981
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B, 8.000%, 12–1–38	1,155	1,293
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	2,700	2,997
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	4,000	4,374
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	5,975	6,172
CO Hlth Fac Auth Rev Bonds (CO Sr Residences Proj), Ser 2012, 7.000%, 6–1–42	3,665	3,728
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty –Clermont Park Proj), Ser 2006A, 5.750%, 1–1–37	3,000	3,037
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012, 5.250%, 1–1–37	1,000	974
Kremmling Mem Hosp Dist Proj, Ser 2010, 7.125%, 12–1–45	5,000	4,306
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	4,000	4,140
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd. Tax GO Bonds, Ser 2007, 5.500%, 12–15–37	7,300	7,101
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008, 6.500%, 11–15–38	3,000	3,793
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003, 6.050%, 12–1–33	1,245	1,247

2014	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Colorado (Continued)
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	$3,000	$3,315
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Bonds, Ser 2006, 5.750%, 12–1–36	2,049	1,669
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	4,271	3,893
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd. Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	3,295	3,304

		62,303

Connecticut – 0.7%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	4,500	5,062

Florida – 3.2%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,258
6.750%, 11–1–39	2,250	2,258
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011, 7.750%, 1–1–41	4,000	4,081
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 6–15–32	2,600	2,428
6.000%, 9–15–40	6,000	5,769
6.125%, 6–15–43	1,000	911
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10–1–38	2,000	2,068
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at HealthPark FL, Inc. Proj), Ser 2012, 6.500%, 10–1–47	3,835	3,976

		23,749

MUNICIPAL BONDS (Continued)	Principal	Value
Georgia – 0.8%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	$2,000	$2,040
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013, 7.250%, 1–1–49	4,000	4,100

		6,140

Guam – 0.4%
Govt of GU, GO Bonds, Ser 2009A, 7.000%, 11–15–39	2,700	2,865

Hawaii – 0.4%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	454
9.000%, 11–15–44	2,000	2,265

		2,719

Illinois – 9.1%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	2,500	2,445
Chicago Multi–Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12–1–43	3,000	2,640
Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.500%, 10–15–40	4,500	4,504
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	2,015	2,104
IL Fin Auth Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.750%, 5–15–46	2,500	2,363
IL Fin Auth, Multi–Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012, 6.500%, 12–1–32	4,660	4,503
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj),Ser 2010A, 8.000%, 5–15–46	7,000	7,349

MUNICIPAL BONDS (Continued)	Principal	Value
Illinois (Continued)
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–38	$2,565	$3,038
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C, 6.625%, 11–1–39	3,000	3,374
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8–15–44	5,000	5,524
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3–1–32	3,500	3,665
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010, 7.500%, 3–1–32	2,000	2,067
State of IL GO Bonds, 5.500%, 7–1–38	2,000	2,140
SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd. Incr Sales Tax Proj), Ser 2007, 5.350%, 3–1–31	4,440	3,457
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–22	3,680	4,482
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	890	968
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012, 5.250%, 3–1–23	3,305	3,424
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006, 5.850%, 12–1–36	2,675	2,080
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 0.000%, 12–1–29 (B)	7,385	5,996
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10–1–36	2,465	2,632

		68,755

Indiana – 3.6%
City of Carmel, IN, Rev Bonds, Ser 2012A, 7.125%, 11–15–47	6,250	6,467
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	1,580	1,593

46	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Indiana (Continued)
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B, 6.450%, 1–1–23	$1,135	$1,164
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A, 5.000%, 6–1–39	6,335	6,308
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	2,000	2,183
Terre Haute, IN Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8–1–39	1,000	923
Westfield Redev Dist, Tax Incr Rev Bonds of 2009, 6.500%, 2–1–30	2,000	2,121
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	3,685	3,870
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010, 6.750%, 1–15–32	2,465	2,616

		27,245

Iowa – 0.6%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A, 6.750%, 11–15–37	4,500	4,585

Kansas – 2.1%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	3,000	3,219
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A, 6.750%, 9–1–30	2,920	3,065
Cert of Part in Rental Payments for Spring Hill Golf Corp., Ser 1998A:
5.750%, 1–15–06 (C)	75	9
6.250%, 1–15–13 (C)	270	31
6.375%, 1–15–20 (C)	325	37
6.500%, 1–15–28 (C)	4,470	511
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8–1–37	3,500	3,542

MUNICIPAL BONDS (Continued)	Principal	Value
Kansas (Continued)
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007, 6.000%, 4–1–27 (C)	$4,407	$1,765
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A, 6.000%, 11–15–38	2,500	2,509
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006, 6.200%, 9–1–26	1,000	1,078

		15,766

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	5,886
6.500%, 3–1–45	2,500	2,686

		8,572

Louisiana – 2.3%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,110
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B, 10.500%, 7–1–39	11,000	11,277
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	4,600	5,138

		17,525

Maryland – 0.6%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,250	1,294
MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010, 5.750%, 9–1–25	3,000	3,190

		4,484

Massachusetts – 1.4%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 7.000%, 7–1–42	4,000	4,423

MUNICIPAL BONDS (Continued)	Principal	Value
Massachusetts (Continued)
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc., Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC), 0.086%, 1–1–31 (A)	$7,500	$5,737

		10,160

Michigan – 5.0%
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	1,650	1,756
7.500%, 7–1–39	1,500	1,601
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	993
7.450%, 10–1–41	1,000	1,000
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A, 6.500%, 12–1–40	3,000	2,868
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A, 8.500%, 10–1–45	9,815	9,993
MI Tob Stlmt Fin Auth, Tob Stlmt Asset–Backed Bonds, Ser 2008A, 6.875%, 6–1–42	7,600	7,112
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.250%, 9–1–39	7,000	8,511
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	1,390	1,447
7.000%, 11–15–38	2,400	2,407

		37,688

Missouri – 7.9%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A, 7.750%, 5–1–28	2,705	2,948
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B, 8.000%, 5–1–28	2,000	2,107

2014	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A, 6.250%, 10–1–17	$1,700	$1,681
Broadway–Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	538
6.125%, 12–1–36	675	539
Chillicothe, MO, Tax Incr Rev Bonds (South U.S. 65 Proj), Ser 2006:
5.625%, 4–1–24	860	807
5.625%, 4–1–27	1,500	1,335
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.400%, 10–1–26	760	638
5.500%, 10–1–31	1,500	1,195
5.550%, 10–1–36	400	307
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A, 6.500%, 10–1–30	1,500	1,667
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	2,500	2,503
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11–1–23	2,600	2,603
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008, 7.000%, 4–1–28 (C)	5,700	3,960
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B, 7.000%, 9–1–35	2,985	2,969
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A, 6.000%, 6–1–20	1,000	1,113
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007, 4.500%, 11–1–27	3,500	3,360
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj–RPA1), Sr Ser B, 9.000%, 11–1–31	3,000	3,079

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (B)	$1,500	$487
0.000%, 7–15–37 (B)	2,500	770
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007, 5.750%, 4–1–27 (C)	1,250	619
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007, 5.750%, 3–1–27	1,460	1,452
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A, 5.950%, 11–1–29	2,800	2,805
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A, 5.875%, 11–1–35	2,500	2,056
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006, 5.750%, 12–1–28 (C)	1,000	246
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	4,145	4,179
6.500%, 1–1–35	3,000	3,013
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3–1–29	1,185	1,132
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010–C, 6.000%, 9–1–24 (C)	3,790	263
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	3,000	3,136

MUNICIPAL BONDS (Continued)	Principal	Value
Missouri (Continued)
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32	$6,000	$6,007

		59,514

Nebraska – 1.4%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	8,365
5.000%, 9–1–42	2,000	2,036

		10,401

Nevada – 1.2%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	5,000	5,639
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	3,000	3,509

		9,148

New Jersey – 1.6%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999, 5.125%, 9–15–23	2,000	2,007
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	2,500	3,251
Tob Stlmt Fin Corp., Tob Stlmt Asset–Bkd Bonds, Ser 2007–1A, 5.000%, 6–1–41	8,980	6,809

		12,067

New York – 1.6%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	1,500	795
6.700%, 1–1–43	5,000	2,651
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007C, 10.000%, 1–1–28 (A)	2,905	1,453

48	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
New York (Continued)
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005, 6.375%, 1–1–39	$1,800	$1,783
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1–1–46	6,015	5,412

		12,094

Ohio – 0.7%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	3,500	3,956
Summit Cnty Port Auth, OH (Cleveland – Flats East Dev Proj), Ser 2010B, 6.875%, 5–15–40	1,250	1,325

		5,281

Oklahoma – 0.9%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,024
6.000%, 11–15–38	4,550	4,550

		6,574

Oregon – 1.4%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008, 8.250%, 1–1–38	4,000	4,761
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A, 5.500%, 7–1–30	5,000	5,566

		10,327

Pennsylvania – 1.8%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	3,000	3,434
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012, 5.250%, 1–1–41	3,000	2,786

MUNICIPAL BONDS (Continued)	Principal	Value
Pennsylvania (Continued)
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	$6,540	$5,633
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (C)	1,850	555
7.350%, 7–1–22 (C)	3,400	1,021

		13,429

Puerto Rico – 2.7%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	2,000	1,631
5.500%, 7–1–39	3,750	2,817
PR Aqueduct and Sewer Auth Rev Bonds, Ser 2012A (Sr Lien), 5.750%, 7–1–37	1,000	721
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.250%, 7–1–40	2,000	1,200
PR Elec Power Auth, Power Rev Bonds, Ser 2013A, 7.000%, 7–1–43	13,000	9,117
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	5,000	4,300
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A, 5.500%, 8–1–42	1,000	764

		20,550

South Carolina – 0.7%
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A, 6.500%, 4–1–42	5,000	5,631

Tennessee – 0.7%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN) Gas Sys Rev Rfdg Bonds, Ser 2005:
6.800%, 5–1–19	1,765	1,795
6.900%, 5–1–29	3,750	3,755

		5,550

MUNICIPAL BONDS (Continued)	Principal	Value
Texas – 16.2%
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	$1,750	$1,873
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	3,500	4,318
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	2,000	568
0.000%, 1–1–40 (B)	1,500	331
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A, 5.000%, 11–1–45	5,500	5,547
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B, 5.000%, 11–1–44	5,000	5,203
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A, 5.500%, 4–1–53	10,000	10,249
Grand Prkwy Trans Corp., Sub Tier Toll Rev Bonds, Ser 2013B (TELA Supported), 5.000%, 4–1–53	5,000	5,201
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A, 9.000%, 9–1–38	3,000	3,180
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	4,500	4,736
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A:
5.250%, 2–15–15	710	719
5.500%, 2–15–27	1,500	1,460
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–38	1,600	1,513
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	2,000	2,211
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	5,280	6,123

2014	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
Lubbock Hlth Fac Dev Corp., First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A, 6.625%, 7–1–36	$6,000	$6,135
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 6.875%, 12–1–24	2,000	2,078
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	976
6.500%, 8–15–39	1,800	1,959
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	475	508
7.750%, 6–1–39	1,200	1,298
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (NW Sr Hsng Corp. –Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	6,000	6,125
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj),Ser 2007, 5.750%, 11–15–37	6,000	6,023
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	710
8.250%, 11–15–44	7,000	6,663
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–32	1,000	1,008
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	9,750	10,904
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,747
7.000%, 6–30–40	6,000	6,822

MUNICIPAL BONDS (Continued)	Principal	Value
Texas (Continued)
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	$5,400	$5,887
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	3,000	3,247
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012–A, 5.000%, 8–15–41	6,445	6,526

		121,848

Utah – 0.3%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A, 5.500%, 6–1–37	2,000	2,114

Virginia – 4.9%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,911	3,317
2.000%, 10–1–48	1,265	20
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	4,930	5,808
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007, 5.625%, 9–1–41	2,779	2,419
Marquis Comnty Dev Auth (VA), Rev Bonds, Ser 2007, 0.000%, 9–1–41 (B)	821	98
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. –Harbor’s Edge Proj), Ser 2004A:
6.000%, 1–1–25	1,050	1,050
6.125%, 1–1–35	3,640	3,640
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. –Sussex Apt Proj), Ser 1996, 8.000%, 9–1–26	2,175	2,175
VA Small Business Fin Auth Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012, 5.000%, 7–1–34	4,590	4,526

MUNICIPAL BONDS (Continued)	Principal	Value
Virginia (Continued)
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	$2,000	$2,128
5.500%, 1–1–42	11,000	11,300

		36,481

Washington – 1.0%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12–1–21	2,075	2,281
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.375%, 3–1–38	4,100	4,946

		7,227

Wisconsin – 0.8%
Pub Fin Auth Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B, 5.000%, 7–1–42	4,500	4,149
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,079
6.125%, 6–1–39	1,000	1,073

		6,301

Wyoming – 0.6%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–38	4,000	4,384

TOTAL MUNICIPAL BONDS – 96.9%		$728,311
(Cost: $726,382)

SHORT-TERM SECURITIES
Commercial Paper – 0.5%
Ecolab, Inc., 0.200%, 4–25–14 (D)	1,066	1,066
Kroger Co. (The), 0.190%, 4–1–14 (D)	2,878	2,878

		3,944

Master Note – 0.5%
Toyota Motor Credit Corp., 0.099%, 4–2–14 (E)	3,688	3,688

50	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2014 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – 0.4%
Columbus Rgnl Arpt Auth, Cap Fund Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.), 0.060%, 4–7–14 (E)	$1,700	$1,700
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.), 0.050%, 4–7–14 (E)	1,000	1,000

		2,700

TOTAL SHORT-TERM SECURITIES – 1.4%		$10,332
(Cost: $10,332)

TOTAL INVESTMENT SECURITIES – 98.3%		$738,643
(Cost: $736,714)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		13,051

NET ASSETS – 100.0%		$751,694

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

(B) Zero coupon bond.

(C) Non–income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D) Rate shown is the yield to maturity at March 31, 2014.

(E) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$722,574	$5,737
Short–Term Securities	—	10,332	—
Total	$—	$732,906	$5,737

During the period ended March 31, 2014, securities totaling $–* were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities. There were no transfers between Levels 1 and 2 during the period.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FHA = Federal Housing Administration

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	51

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed Advisors Funds	AS OF MARCH 31, 2014 (UNAUDITED)

(In thousands, except per share amounts)	Bond Fund	Cash Management		Global Bond Fund	Government Securities Fund	High Income Fund	Municipal Bond Fund	Municipal High Income Fund
ASSETS
Investments in unaffiliated securities at value+	$1,279,921	$1,355,121		$849,635	$279,240	$2,331,535	$825,189	$738,643
Investments at Value	1,279,921	1,355,121		849,635	279,240	2,331,535	825,189	738,643
Cash	1	—		335	206	4,306	1	—
Cash denominated in foreign currencies at value+	—	—		—	—	14	—	—
Investment securities sold receivable	—	—		117	—	33,013	—	—
Dividends and interest receivable	12,851	1,152		10,717	1,503	38,880	10,178	13,619
Capital shares sold receivable	1,733	30,629		1,206	179	3,770	1,161	1,151
Receivable from affiliates	—	4,113		—	—	—	—	—
Variation margin receivable	388	—		—	84	—	—	—
Prepaid and other assets	60	74		50	36	111	54	174
Total Assets	1,294,954	1,391,089		862,060	281,248	2,411,629	836,583	753,587

LIABILITIES
Investment securities purchased payable	—	—		12,731	—	78,208	—	—
Capital shares redeemed payable	3,225	45,697		1,283	659	2,598	1,333	1,219
Distributions payable	—	77		—	65	1,594	—	427
Trustees and Chief Compliance Officer fees payable	227	262		104	81	252	172	122
Overdraft due to custodian	—	1,188		—	—	—	—	2
Distribution and service fees payable	8	—	*	6	2	15	6	6
Shareholder servicing payable	300	466		241	84	390	84	80
Investment management fee payable	17	15		14	3	35	11	10
Accounting services fee payable	22	21		18	8	22	17	17
Unrealized depreciation on forward foreign currency contracts	—	—		209	—	2	—	—
Other liabilities	17	22		115	8	28	15	10
Total Liabilities	3,816	47,748		14,721	910	83,144	1,638	1,893
Total Net Assets	$1,291,138	$1,343,341		$847,339	$280,338	$2,328,485	$834,945	$751,694

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,257,466	$1,343,751		$850,942	$282,446	$2,211,589	$784,985	$773,035
Undistributed (distributions in excess of) net investment income	160	—		1,437	(390)	—	1,788	1,088
Accumulated net realized gain (loss)	(7,897)	(410)		(10,191)	(2,154)	24,011	(3,414)	(24,358)
Net unrealized appreciation	41,409	—		5,151	436	92,885	51,586	1,929
Total Net Assets	$1,291,138	$1,343,341		$847,339	$280,338	$2,328,485	$834,945	$751,694

CAPITAL SHARES OUTSTANDING:
Class A	196,982	1,335,499		200,262	49,436	251,918	110,419	152,835
Class B	820	1,350		933	333	1,368	129	310
Class C	1,867	6,902		3,033	965	6,757	2,102	4,955
Class Y	3,745	N/A		12,688	440	41,627	N/A	N/A

NET ASSET VALUE PER SHARE:
Class A	$6.35	$1.00		$3.91	$5.48	$7.72	$7.41	$4.75
Class B	6.34	1.00		3.90	5.48	7.72	7.40	4.75
Class C	6.34	1.00		3.90	5.48	7.72	7.40	4.75
Class Y	6.35	N/A		3.91	5.48	7.72	N/A	N/A

+COST
Investments in unaffiliated securities at cost	$1,237,064	$1,355,121		$844,287	$278,491	$2,238,647	$773,603	$736,714
Cash denominated in foreign currencies at cost	—	—		—	—	14	—	—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

52	SEMIANNUAL REPORT	2014

STATEMENTS OF OPERATIONS

Waddell & Reed Advisors Funds	FOR THE SIX MONTHS ENDED MARCH 31, 2014 (UNAUDITED)

(In thousands)	Bond Fund	Cash Management	Global Bond Fund	Government Securities Fund	High Income Fund	Municipal Bond Fund	Municipal High Income Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$—	$1,758	$—	$542	$—	$—
Foreign dividend withholding tax	—	—	(56)	—	—	—	—
Interest and amortization from unaffiliated securities	24,253	1,249	19,061	3,728	87,568	17,983	22,617
Total Investment Income	24,253	1,249	20,763	3,728	88,110	17,983	22,617
EXPENSES
Investment management fee	3,113	2,586	2,600	766	6,213	2,175	1,911
Distribution and service fees:
Class A	1,609	—	979	370	2,318	1,035	892
Class B	29	7	20	10	55	5	8
Class C	65	41	61	30	250	84	124
Shareholder servicing:
Class A	1,368	2,175	1,102	378	1,577	345	322
Class B	21	4	17	6	30	2	2
Class C	25	5	22	10	47	16	22
Class Y	17	N/A	35	2	222	—	—
Registration fees	51	58	50	35	68	37	40
Custodian fees	12	13	13	6	14	7	7
Trustees and Chief Compliance Officer fees	77	83	41	23	103	55	42
Accounting services fee	129	128	107	49	130	106	92
Professional fees	42	32	51	17	67	62	91
Other	53	101	47	19	60	37	37
Total Expenses	6,611	5,233	5,145	1,721	11,154	3,966	3,590
Less:
Expenses in excess of limit	(84)	(4,113)	(87)	(88)	(125)	(154)	(110)
Total Net Expenses	6,527	1,120	5,058	1,633	11,029	3,812	3,480
Net Investment Income	17,726	129	15,705	2,095	77,081	14,171	19,137

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	4	1	(2,995)	(266)	31,772	155	(3,494)
Futures contracts	(4,950)	—	—	(1,272)	—	—	—
Forward foreign currency contracts	—	—	(522)	—	(691)	—	—
Foreign currency exchange transactions	—	—	(179)	—	139	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	8,821	—	10,776	(559)	41,310	13,726	16,844
Futures contracts	1,554	—	—	403	—	—	—
Forward foreign currency contracts	—	—	(79)	—	29	—	—
Foreign currency exchange transactions	—	—	21	—	(89)	—	—
Net Realized and Unrealized Gain (Loss)	5,429	1	7,022	(1,694)	72,470	13,881	13,350
Net Increase in Net Assets Resulting from Operations	$23,155	$130	$22,727	$401	$149,551	$28,052	$32,487

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	53

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Bond Fund		Cash Management		Global Bond Fund
(In thousands)	Six months ended 3-31-14 (Unaudited)	Year ended 9-30-13	Six months ended 3-31-14 (Unaudited)	Year ended 9-30-13	Six months ended 3-31-14 (Unaudited)	Year ended 9-30-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$17,726	$37,238	$129	$227	$15,705	$34,859
Net realized gain (loss) on investments	(4,946)	7,331	1	7	(3,696)	(6,672)
Net change in unrealized appreciation (depreciation)	10,375	(85,443)	—	—	10,718	(16,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,155	(40,874)	130	234	22,727	11,709
Distributions to Shareholders From:
Net investment income:
Class A	(19,506)	(39,933)	(128)	(226)	(16,053)	(33,204)
Class B	(48)	(108)	— *	— *	(56)	(157)
Class C	(137)	(304)	(1)	(1)	(203)	(445)
Class Y	(374)	(877)	N/A	N/A	(1,046)	(1,864)
Net realized gains:
Class A	—	—	—	—	—	(4,805)
Class B	—	—	—	—	—	(35)
Class C	—	—	—	—	—	(83)
Class Y	—	—	N/A	N/A	—	(251)
Total Distributions to Shareholders	(20,065)	(41,222)	(129)	(227)	(17,358)	(40,844)
Capital Share Transactions	(112,140)	(166,266)	43,397	232,913	(8,292)	24,210
Net Increase (Decrease) in Net Assets	(109,050)	(248,362)	43,398	232,920	(2,923)	(4,925)
Net Assets, Beginning of Period	1,400,188	1,648,550	1,299,943	1,067,023	850,262	855,187
Net Assets, End of Period	$1,291,138	$1,400,188	$1,343,341	$1,299,943	$847,339	$850,262
Undistributed net investment income	$160	$2,499	$—	$—	$1,437	$3,993

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

54	SEMIANNUAL REPORT	2014

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Government Securities Fund		High Income Fund
(In thousands)	Six months ended 3-31-14 (Unaudited)	Year ended 9-30-13	Six months ended 3-31-14 (Unaudited)	Year ended 9-30-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,095	$5,747	$77,081	$148,658
Net realized gain (loss) on investments	(1,538)	924	31,220	66,868
Net change in unrealized appreciation (depreciation)	(156)	(23,518)	41,250	(9,000)
Net Increase (Decrease) in Net Assets Resulting from Operations	401	(16,847)	149,551	206,526
Distributions to Shareholders From:
Net investment income:
Class A	(2,434)	(6,774)	(65,357)	(125,972)
Class B	(4)	(14)	(325)	(792)
Class C	(23)	(81)	(1,571)	(2,846)
Class Y	(24)	(279)	(10,872)	(19,192)
Net realized gains:
Class A	—	(2,196)	(44,347)	—
Class B	—	(15)	(268)	—
Class C	—	(53)	(1,195)	—
Class Y	—	(92)	(7,153)	—
Total Distributions to Shareholders	(2,485)	(9,504)	(131,088)	(148,802)
Capital Share Transactions	(64,688)	(116,531)	185,020	235,118
Net Increase (Decrease) in Net Assets	(66,772)	(142,882)	203,483	292,842
Net Assets, Beginning of Period	347,110	489,992	2,125,002	1,832,160
Net Assets, End of Period	$280,338	$347,110	$2,328,485	$2,125,002
Distributions in excess of net investment income	$(390)	$—	$—	$(31)

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	55

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Municipal Bond Fund		Municipal High Income Fund
(In thousands)	Six months ended 3-31-14 (Unaudited)	Year ended 9-30-13	Six months ended 3-31-14 (Unaudited)	Year ended 9-30-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$14,171	$30,242	$19,137	$37,796
Net realized gain (loss) on investments	155	194	(3,494)	(977)
Net change in unrealized appreciation (depreciation)	13,726	(59,186)	16,844	(60,496)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,052	(28,750)	32,487	(23,677)
Distributions to Shareholders From:
Net investment income:
Class A	(14,887)	(28,700)	(18,423)	(36,410)
Class B	(13)	(26)	(33)	(64)
Class C	(228)	(495)	(535)	(1,233)
Class Y	N/A	N/A	N/A	N/A
Net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class Y	N/A	N/A	N/A	N/A
Total Distributions to Shareholders	(15,128)	(29,221)	(18,991)	(37,707)
Capital Share Transactions	(56,924)	(28,271)	15,950	(41,123)
Net Increase (Decrease) in Net Assets	(44,000)	(86,242)	29,446	(102,507)
Net Assets, Beginning of Period	878,945	965,187	722,248	824,755
Net Assets, End of Period	$834,945	$878,945	$751,694	$722,248
Undistributed net investment income	$1,788	$2,745	$1,088	$942

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2014

This page intentionally left blank.

2014	SEMIANNUAL REPORT	57

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$6.33	$0.09	$0.03	$0.12	$(0.10)	$—	$(0.10)
Year ended 9-30-2013	6.67	0.15	(0.32)	(0.17)	(0.17)	—	(0.17)
Year ended 9-30-2012	6.46	0.18	0.23	0.41	(0.20)	—	(0.20)
Year ended 9-30-2011	6.42	0.17	0.06	0.23	(0.19)	—	(0.19)
Year ended 9-30-2010	6.13	0.15	0.37	0.52	(0.23)	—	(0.23)
Year ended 9-30-2009	5.87	0.23	0.28	0.51	(0.25)	—	(0.25)
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	6.33	0.04	0.02	0.06	(0.05)	—	(0.05)
Year ended 9-30-2013	6.66	0.07	(0.31)	(0.24)	(0.09)	—	(0.09)
Year ended 9-30-2012	6.45	0.10	0.23	0.33	(0.12)	—	(0.12)
Year ended 9-30-2011	6.42	0.10	0.05	0.15	(0.12)	—	(0.12)
Year ended 9-30-2010	6.13	0.07	0.38	0.45	(0.16)	—	(0.16)
Year ended 9-30-2009	5.87	0.17	0.28	0.45	(0.19)	—	(0.19)
Class C Shares
Six-month period ended 3-31-2014 (unaudited)	6.33	0.06	0.02	0.08	(0.07)	—	(0.07)
Year ended 9-30-2013	6.66	0.09	(0.31)	(0.22)	(0.11)	—	(0.11)
Year ended 9-30-2012	6.45	0.12	0.23	0.35	(0.14)	—	(0.14)
Year ended 9-30-2011	6.42	0.12	0.04	0.16	(0.13)	—	(0.13)
Year ended 9-30-2010	6.13	0.08	0.38	0.46	(0.17)	—	(0.17)
Year ended 9-30-2009	5.87	0.18	0.28	0.46	(0.20)	—	(0.20)
Class Y Shares
Six-month period ended 3-31-2014 (unaudited)	6.34	0.10	0.01	0.11	(0.10)	—	(0.10)
Year ended 9-30-2013	6.67	0.17	(0.31)	(0.14)	(0.19)	—	(0.19)
Year ended 9-30-2012	6.46	0.20	0.23	0.43	(0.22)	—	(0.22)
Year ended 9-30-2011	6.42	0.19	0.05	0.24	(0.20)	—	(0.20)
Year ended 9-30-2010	6.13	0.15	0.38	0.53	(0.24)	—	(0.24)
Year ended 9-30-2009	5.88	0.26	0.26	0.52	(0.27)	—	(0.27)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

58	SEMIANNUAL REPORT	2014

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$6.35	1.84%	$1,250	0.97	%(4)	2.68	%(4)	0.99	%(4)	2.66	%(4)	4%
Year ended 9-30-2013	6.33	-2.48	1,365	0.94		2.32		0.95		2.31		28
Year ended 9-30-2012	6.67	6.24	1,584	0.96		2.74		0.97		2.73		24
Year ended 9-30-2011	6.46	3.65	1,329	0.97		2.73		0.98		2.72		61
Year ended 9-30-2010	6.42	8.61	1,217	0.99		2.24		1.00		2.23		26
Year ended 9-30-2009	6.13	8.88	956	1.02		3.85		1.07		3.80		30
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	6.34	1.00	5	2.28	(4)	1.37	(4)	—		—		4
Year ended 9-30-2013	6.33	-3.70	6	2.20		1.06		—		—		28
Year ended 9-30-2012	6.66	5.12	10	2.18		1.55		—		—		24
Year ended 9-30-2011	6.45	2.34	12	2.12		1.60		—		—		61
Year ended 9-30-2010	6.42	7.52	21	2.04		1.21		—		—		26
Year ended 9-30-2009	6.13	7.79	25	2.04		2.90		2.08		2.86		30
Class C Shares
Six-month period ended 3-31-2014 (unaudited)	6.34	1.22	12	1.91	(4)	1.74	(4)	—		—		4
Year ended 9-30-2013	6.33	-3.35	14	1.84		1.42		—		—		28
Year ended 9-30-2012	6.66	5.44	20	1.85		1.85		—		—		24
Year ended 9-30-2011	6.45	2.58	17	1.87		1.84		—		—		61
Year ended 9-30-2010	6.42	7.69	20	1.87		1.37		—		—		26
Year ended 9-30-2009	6.13	7.96	17	1.90		2.99		1.94		2.95		30
Class Y Shares
Six-month period ended 3-31-2014 (unaudited)	6.35	1.83	24	0.67	(4)	2.99	(4)	—		—		4
Year ended 9-30-2013	6.34	-2.19	15	0.65		2.59		—		—		28
Year ended 9-30-2012	6.67	6.73	35	0.66		3.07		—		—		24
Year ended 9-30-2011	6.46	3.94	57	0.68		3.00		—		—		61
Year ended 9-30-2010	6.42	8.94	4	0.69		2.57		—		—		26
Year ended 9-30-2009	6.13	9.06	19	0.69		4.18		0.73		4.14		30

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	59

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CASH MANAGEMENT

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income		Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$1.00	$0.00	$0.00	$0.00	$—	*	$—		$—	*
Year ended 9-30-2013	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 9-30-2012	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 9-30-2011	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 9-30-2010	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 9-30-2009	1.00	0.01	0.00	0.01	(0.01)		—	*	(0.01)
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 9-30-2013	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 9-30-2012	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 9-30-2011	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 9-30-2010	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 9-30-2009	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Class C Shares(5)
Six-month period ended 3-31-2014 (unaudited)	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 9-30-2013	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 9-30-2012	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 9-30-2011	1.00	0.00	0.00	0.00	—	*	—		—	*
Year ended 9-30-2010	1.00	0.00	0.00	0.00	—	*	—	*	—	*
Year ended 9-30-2009	1.00	0.00	0.00	0.00	—	*	—	*	—	*

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

60	SEMIANNUAL REPORT	2014

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$1.00	0.01%	$1,335	0.17	%(4)	0.02	%(4)	0.80	%(4)	-0.61	%(4)
Year ended 9-30-2013	1.00	0.02	1,290	0.25		0.02		0.82		-0.55
Year ended 9-30-2012	1.00	0.02	1,060	0.32		0.02		0.83		-0.49
Year ended 9-30-2011	1.00	0.02	1,097	0.34		0.02		0.79		-0.43
Year ended 9-30-2010	1.00	0.14	1,221	0.62		0.10		0.77		-0.05
Year ended 9-30-2009	1.00	1.16	1,234	0.73		1.16		—		—
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	1.00	0.01	1	0.17	(4)	0.02	(4)	2.00	(4)	-1.81	(4)
Year ended 9-30-2013	1.00	0.02	2	0.26		0.02		1.33		-1.05
Year ended 9-30-2012	1.00	0.02	2	0.31		0.02		1.98		-1.65
Year ended 9-30-2011	1.00	0.02	4	0.34		0.02		1.81		-1.45
Year ended 9-30-2010	1.00	0.09	7	0.70		0.07		1.72		-0.95
Year ended 9-30-2009	1.00	0.38	14	1.53		0.39		1.68		0.24
Class C Shares(5)
Six-month period ended 3-31-2014 (unaudited)	1.00	0.01	7	0.17	(4)	0.02	(4)	1.59	(4)	-1.40	(4)
Year ended 9-30-2013	1.00	0.02	8	0.24		0.02		1.63		-1.37
Year ended 9-30-2012	1.00	0.02	5	0.31		0.02		1.65		-1.32
Year ended 9-30-2011	1.00	0.02	9	0.34		0.02		1.67		-1.31
Year ended 9-30-2010	1.00	0.09	10	0.68		0.06		1.65		-0.91
Year ended 9-30-2009	1.00	0.40	15	1.49		0.41		1.64		0.26

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	61

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

GLOBAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$3.88	$0.07	$0.04	$0.11	$(0.08)	$—	$(0.08)
Year ended 9-30-2013	4.01	0.16	(0.10)	0.06	(0.17)	(0.02)	(0.19)
Year ended 9-30-2012	3.88	0.17	0.13	0.30	(0.17)	—	(0.17)
Year ended 9-30-2011	4.05	0.16	(0.19)	(0.03)	(0.14)	—	(0.14)
Year ended 9-30-2010	3.82	0.16	0.15	0.31	(0.08)	—	(0.08)
Year ended 9-30-2009	3.70	0.17	0.17	0.34	(0.22)	—	(0.22)
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	3.88	0.05	0.02	0.07	(0.05)	—	(0.05)
Year ended 9-30-2013	4.01	0.11	(0.10)	0.01	(0.12)	(0.02)	(0.14)
Year ended 9-30-2012	3.88	0.12	0.13	0.25	(0.12)	—	(0.12)
Year ended 9-30-2011	4.05	0.11	(0.18)	(0.07)	(0.10)	—	(0.10)
Year ended 9-30-2010	3.82	0.12	0.15	0.27	(0.04)	—	(0.04)
Year ended 9-30-2009	3.69	0.13	0.18	0.31	(0.18)	—	(0.18)
Class C Shares
Six-month period ended 3-31-2014 (unaudited)	3.88	0.06	0.02	0.08	(0.06)	—	(0.06)
Year ended 9-30-2013	4.01	0.13	(0.10)	0.03	(0.13)	(0.03)	(0.16)
Year ended 9-30-2012	3.88	0.13	0.13	0.26	(0.13)	—	(0.13)
Year ended 9-30-2011	4.05	0.12	(0.18)	(0.06)	(0.11)	—	(0.11)
Year ended 9-30-2010	3.82	0.14	0.14	0.28	(0.05)	—	(0.05)
Year ended 9-30-2009	3.70	0.14	0.17	0.31	(0.19)	—	(0.19)
Class Y Shares
Six-month period ended 3-31-2014 (unaudited)	3.88	0.08	0.04	0.12	(0.09)	—	(0.09)
Year ended 9-30-2013	4.02	0.18	(0.12)	0.06	(0.18)	(0.02)	(0.20)
Year ended 9-30-2012	3.88	0.18	0.14	0.32	(0.18)	—	(0.18)
Year ended 9-30-2011	4.06	0.17	(0.19)	(0.02)	(0.16)	—	(0.16)
Year ended 9-30-2010	3.83	0.17	0.16	0.33	(0.10)	—	(0.10)
Year ended 9-30-2009	3.70	0.18	0.18	0.36	(0.23)	—	(0.23)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

62	SEMIANNUAL REPORT	2014

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$3.91	2.86%	$781	1.20	%(4)	3.71	%(4)	1.22	%(4)	3.69	%(4)	10%
Year ended 9-30-2013	3.88	1.48	796	1.19		4.04		1.21		4.02		21
Year ended 9-30-2012	4.01	7.78	794	1.21		4.23		1.23		4.21		27
Year ended 9-30-2011	3.88	-0.72	778	1.18		3.93		1.20		3.91		30
Year ended 9-30-2010	4.05	8.24	762	1.19		4.09		1.21		4.07		28
Year ended 9-30-2009	3.82	9.77	611	1.26		4.50		1.29		4.47		45
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	3.90	1.94	4	2.47	(4)	2.44	(4)	2.49	(4)	2.42	(4)	10
Year ended 9-30-2013	3.88	0.26	4	2.42		2.82		2.44		2.80		21
Year ended 9-30-2012	4.01	6.51	6	2.37		3.07		2.39		3.05		27
Year ended 9-30-2011	3.88	-1.77	8	2.26		2.84		2.28		2.82		30
Year ended 9-30-2010	4.05	7.21	13	2.16		3.13		2.18		3.11		28
Year ended 9-30-2009	3.82	9.03	14	2.25		3.51		2.28		3.48		45
Class C Shares
Six-month period ended 3-31-2014 (unaudited)	3.90	2.20	12	2.03	(4)	2.88	(4)	2.05	(4)	2.86	(4)	10
Year ended 9-30-2013	3.88	0.62	12	2.00		3.22		2.02		3.20		21
Year ended 9-30-2012	4.01	6.89	14	2.03		3.40		2.05		3.38		27
Year ended 9-30-2011	3.88	-1.52	16	2.02		3.10		2.04		3.08		30
Year ended 9-30-2010	4.05	7.37	19	2.01		3.57		2.03		3.55		28
Year ended 9-30-2009	3.82	8.88	15	2.10		3.67		2.13		3.64		45
Class Y Shares
Six-month period ended 3-31-2014 (unaudited)	3.91	3.04	50	0.82	(4)	4.09	(4)	0.84	(4)	4.07	(4)	10
Year ended 9-30-2013	3.88	1.86	38	0.80		4.42		0.82		4.40		21
Year ended 9-30-2012	4.02	8.22	41	0.81		4.61		0.83		4.59		27
Year ended 9-30-2011	3.88	-0.59	45	0.81		4.31		0.83		4.29		30
Year ended 9-30-2010	4.06	8.63	3	0.82		4.19		0.84		4.17		28
Year ended 9-30-2009	3.83	10.51	21	0.84		4.92		0.87		4.89		45

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	63

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

GOVERNMENT SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$5.51	$0.04	$(0.03)	$0.01	$(0.04)	$—	$(0.04)
Year ended 9-30-2013	5.85	0.07	(0.29)	(0.22)	(0.09)	(0.03)	(0.12)
Year ended 9-30-2012	5.89	0.10	0.03	0.13	(0.12)	(0.05)	(0.17)
Year ended 9-30-2011	5.90	0.14	0.07	0.21	(0.15)	(0.07)	(0.22)
Year ended 9-30-2010	5.68	0.18	0.22	0.40	(0.18)	—	(0.18)
Year ended 9-30-2009	5.52	0.17	0.16	0.33	(0.17)	—	(0.17)
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	5.51	0.00	(0.02)	(0.02)	(0.01)	—	(0.01)
Year ended 9-30-2013	5.85	0.01	(0.29)	(0.28)	(0.03)	(0.03)	(0.06)
Year ended 9-30-2012	5.89	0.03	0.03	0.06	(0.05)	(0.05)	(0.10)
Year ended 9-30-2011	5.90	0.08	0.07	0.15	(0.09)	(0.07)	(0.16)
Year ended 9-30-2010	5.68	0.12	0.22	0.34	(0.12)	—	(0.12)
Year ended 9-30-2009	5.52	0.12	0.16	0.28	(0.12)	—	(0.12)
Class C Shares
Six-month period ended 3-31-2014 (unaudited)	5.51	0.01	(0.02)	(0.01)	(0.02)	—	(0.02)
Year ended 9-30-2013	5.85	0.03	(0.29)	(0.26)	(0.05)	(0.03)	(0.08)
Year ended 9-30-2012	5.89	0.05	0.03	0.08	(0.07)	(0.05)	(0.12)
Year ended 9-30-2011	5.90	0.09	0.07	0.16	(0.10)	(0.07)	(0.17)
Year ended 9-30-2010	5.68	0.13	0.22	0.35	(0.13)	—	(0.13)
Year ended 9-30-2009	5.52	0.12	0.16	0.28	(0.12)	—	(0.12)
Class Y Shares
Six-month period ended 3-31-2014 (unaudited)	5.51	0.05	(0.03)	0.02	(0.05)	—	(0.05)
Year ended 9-30-2013	5.85	0.09	(0.29)	(0.20)	(0.11)	(0.03)	(0.14)
Year ended 9-30-2012	5.89	0.11	0.03	0.14	(0.13)	(0.05)	(0.18)
Year ended 9-30-2011	5.90	0.14	0.09	0.23	(0.17)	(0.07)	(0.24)
Year ended 9-30-2010	5.68	0.19	0.22	0.41	(0.19)	—	(0.19)
Year ended 9-30-2009	5.52	0.19	0.16	0.35	(0.19)	—	(0.19)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

64	SEMIANNUAL REPORT	2014

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$5.48	0.28%	$271	1.04	%(4)	1.39	%(4)	1.10	%(4)	1.33	%(4)	2%
Year ended 9-30-2013	5.51	-3.80	336	1.00		1.31		1.06		1.25		26
Year ended 9-30-2012	5.85	2.20	456	0.99		1.65		1.05		1.59		37
Year ended 9-30-2011	5.89	3.84	415	1.01		2.44		1.07		2.38		77
Year ended 9-30-2010	5.90	7.03	402	1.00		2.95		1.06		2.89		60
Year ended 9-30-2009	5.68	6.05	375	1.01		3.04		1.06		2.99		48
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	5.48	-0.35	2	2.29	(4)	0.15	(4)	2.33	(4)	0.11	(4)	2
Year ended 9-30-2013	5.51	-4.88	2	2.13		0.18		2.17		0.14		26
Year ended 9-30-2012	5.85	1.06	4	2.13		0.53		2.17		0.49		37
Year ended 9-30-2011	5.89	2.69	5	2.10		1.34		2.14		1.30		77
Year ended 9-30-2010	5.90	6.02	8	1.95		2.03		1.99		1.99		60
Year ended 9-30-2009	5.68	5.08	13	1.92		2.12		1.96		2.08		48
Class C Shares
Six-month period ended 3-31-2014 (unaudited)	5.48	-0.16	5	1.91	(4)	0.53	(4)	1.95	(4)	0.49	(4)	2
Year ended 9-30-2013	5.51	-4.56	7	1.79		0.52		1.83		0.48		26
Year ended 9-30-2012	5.85	1.37	11	1.81		0.83		1.85		0.79		37
Year ended 9-30-2011	5.89	2.97	10	1.84		1.60		1.88		1.56		77
Year ended 9-30-2010	5.90	6.18	13	1.81		2.18		1.85		2.14		60
Year ended 9-30-2009	5.68	5.19	13	1.81		2.24		1.85		2.20		48
Class Y Shares
Six-month period ended 3-31-2014 (unaudited)	5.48	0.45	2	0.70	(4)	1.73	(4)	0.74	(4)	1.69	(4)	2
Year ended 9-30-2013	5.51	-3.50	2	0.69		1.63		0.73		1.59		26
Year ended 9-30-2012	5.85	2.53	19	0.68		1.97		0.72		1.93		37
Year ended 9-30-2011	5.89	4.17	28	0.69		2.67		0.73		2.63		77
Year ended 9-30-2010	5.90	7.37	3	0.70		3.30		0.74		3.26		60
Year ended 9-30-2009	5.68	6.36	41	0.70		3.39		0.74		3.35		48

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	65

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$7.66	$0.27	$0.25	$0.52	$(0.27)	$(0.19)	$(0.46)
Year ended 9-30-2013	7.43	0.56	0.24	0.80	(0.57)	—	(0.57)
Year ended 9-30-2012	6.61	0.56	0.83	1.39	(0.57)	—	(0.57)
Year ended 9-30-2011	6.92	0.55	(0.31)	0.24	(0.55)	—	(0.55)
Year ended 9-30-2010	6.56	0.55	0.36	0.91	(0.55)	—	(0.55)
Year ended 9-30-2009	6.31	0.50	0.25	0.75	(0.50)	—	(0.50)
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	7.66	0.22	0.25	0.47	(0.22)	(0.19)	(0.41)
Year ended 9-30-2013	7.43	0.48	0.23	0.71	(0.48)	—	(0.48)
Year ended 9-30-2012	6.61	0.49	0.82	1.31	(0.49)	—	(0.49)
Year ended 9-30-2011	6.92	0.47	(0.31)	0.16	(0.47)	—	(0.47)
Year ended 9-30-2010	6.56	0.48	0.36	0.84	(0.48)	—	(0.48)
Year ended 9-30-2009	6.30	0.43	0.26	0.69	(0.43)	—	(0.43)
Class C Shares
Six-month period ended 3-31-2014 (unaudited)	7.66	0.24	0.25	0.49	(0.24)	(0.19)	(0.43)
Year ended 9-30-2013	7.43	0.50	0.24	0.74	(0.51)	—	(0.51)
Year ended 9-30-2012	6.61	0.51	0.83	1.34	(0.52)	—	(0.52)
Year ended 9-30-2011	6.92	0.49	(0.31)	0.18	(0.49)	—	(0.49)
Year ended 9-30-2010	6.56	0.50	0.36	0.86	(0.50)	—	(0.50)
Year ended 9-30-2009	6.30	0.45	0.25	0.70	(0.44)	—	(0.44)
Class Y Shares
Six-month period ended 3-31-2014 (unaudited)	7.66	0.28	0.25	0.53	(0.28)	(0.19)	(0.47)
Year ended 9-30-2013	7.43	0.58	0.24	0.82	(0.59)	—	(0.59)
Year ended 9-30-2012	6.61	0.59	0.82	1.41	(0.59)	—	(0.59)
Year ended 9-30-2011	6.92	0.57	(0.31)	0.26	(0.57)	—	(0.57)
Year ended 9-30-2010	6.56	0.57	0.36	0.93	(0.57)	—	(0.57)
Year ended 9-30-2009	6.31	0.52	0.25	0.77	(0.52)	—	(0.52)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

66	SEMIANNUAL REPORT	2014

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$7.72	6.95%	$1,944	1.01	%(4)	6.95	%(4)	1.02	%(4)	6.94	%(4)	36%
Year ended 9-30-2013	7.66	11.01	1,782	1.03		7.39		1.04		7.38		92
Year ended 9-30-2012	7.43	21.79	1,566	1.07		7.97		1.09		7.95		81
Year ended 9-30-2011	6.61	3.22	1,232	1.08		7.74		1.10		7.72		98
Year ended 9-30-2010	6.92	14.46	1,222	1.09		8.20		1.11		8.18		97
Year ended 9-30-2009	6.56	13.49	1,069	1.17		8.71		1.20		8.68		67
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	7.72	6.36	11	2.13	(4)	5.85	(4)	2.14	(4)	5.84	(4)	36
Year ended 9-30-2013	7.66	9.78	11	2.14		6.31		2.15		6.30		92
Year ended 9-30-2012	7.43	20.45	14	2.19		6.90		2.21		6.88		81
Year ended 9-30-2011	6.61	2.11	15	2.15		6.65		2.17		6.63		98
Year ended 9-30-2010	6.92	13.28	21	2.14		7.15		2.16		7.13		97
Year ended 9-30-2009	6.56	12.40	24	2.26		7.66		2.29		7.63		67
Class C Shares
Six-month period ended 3-31-2014 (unaudited)	7.72	6.55	52	1.78	(4)	6.19	(4)	1.79	(4)	6.18	(4)	36
Year ended 9-30-2013	7.66	10.15	47	1.80		6.60		1.81		6.59		92
Year ended 9-30-2012	7.43	20.83	38	1.87		7.16		1.89		7.14		81
Year ended 9-30-2011	6.61	2.38	28	1.89		6.92		1.91		6.90		98
Year ended 9-30-2010	6.92	13.53	29	1.91		7.39		1.93		7.37		97
Year ended 9-30-2009	6.56	12.64	27	2.03		7.75		2.06		7.72		67
Class Y Shares
Six-month period ended 3-31-2014 (unaudited)	7.72	7.10	321	0.74	(4)	7.23	(4)	0.75	(4)	7.22	(4)	36
Year ended 9-30-2013	7.66	11.33	285	0.75		7.66		0.76		7.65		92
Year ended 9-30-2012	7.43	22.16	214	0.77		8.27		0.79		8.25		81
Year ended 9-30-2011	6.61	3.53	127	0.77		8.04		0.79		8.02		98
Year ended 9-30-2010	6.92	14.82	110	0.78		8.51		0.80		8.49		97
Year ended 9-30-2009	6.56	13.93	81	0.80		9.00		0.83		8.97		67

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	67

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

MUNICIPAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$7.30	$0.12	$0.12	$0.24	$(0.13)	$—	$(0.13)
Year ended 9-30-2013	7.74	0.24	(0.45)	(0.21)	(0.23)	—	(0.23)
Year ended 9-30-2012	7.36	0.28	0.38	0.66	(0.28)	—	(0.28)
Year ended 9-30-2011	7.42	0.30	(0.06)	0.24	(0.30)	—	(0.30)
Year ended 9-30-2010	7.27	0.30	0.15	0.45	(0.30)	—	(0.30)
Year ended 9-30-2009	6.63	0.29	0.63	0.92	(0.28)	—	(0.28)
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	7.29	0.09	0.11	0.20	(0.09)	—	(0.09)
Year ended 9-30-2013	7.72	0.16	(0.44)	(0.28)	(0.15)	—	(0.15)
Year ended 9-30-2012	7.35	0.20	0.37	0.57	(0.20)	—	(0.20)
Year ended 9-30-2011	7.41	0.23	(0.06)	0.17	(0.23)	—	(0.23)
Year ended 9-30-2010	7.26	0.23	0.15	0.38	(0.23)	—	(0.23)
Year ended 9-30-2009	6.62	0.22	0.64	0.86	(0.22)	—	(0.22)
Class C Shares
Six-month period ended 3-31-2014 (unaudited)	7.29	0.09	0.12	0.21	(0.10)	—	(0.10)
Year ended 9-30-2013	7.73	0.17	(0.44)	(0.27)	(0.17)	—	(0.17)
Year ended 9-30-2012	7.35	0.21	0.38	0.59	(0.21)	—	(0.21)
Year ended 9-30-2011	7.41	0.24	(0.07)	0.17	(0.23)	—	(0.23)
Year ended 9-30-2010	7.26	0.24	0.15	0.39	(0.24)	—	(0.24)
Year ended 9-30-2009	6.62	0.23	0.63	0.86	(0.22)	—	(0.22)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

68	SEMIANNUAL REPORT	2014

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$7.41	3.35%	$818	0.88	%(4)	3.37	%(4)	0.92	%(4)	3.33	%(4)	3%
Year ended 9-30-2013	7.30	-2.69	860	0.86		3.09		0.89		3.06		9
Year ended 9-30-2012	7.74	8.95	942	0.86		3.62		0.90		3.58		7
Year ended 9-30-2011	7.36	3.40	774	0.87		4.22		0.91		4.18		5
Year ended 9-30-2010	7.42	6.45	741	0.87		4.15		0.91		4.11		13
Year ended 9-30-2009	7.27	14.31	618	0.90		4.26		0.95		4.21		24
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	7.40	2.83	1	1.87	(4)	2.39	(4)	1.89	(4)	2.37	(4)	3
Year ended 9-30-2013	7.29	-3.67	1	1.88		2.07		1.90		2.05		9
Year ended 9-30-2012	7.72	7.86	1	1.85		2.66		1.87		2.64		7
Year ended 9-30-2011	7.35	2.41	2	1.84		3.25		1.87		3.22		5
Year ended 9-30-2010	7.41	5.44	2	1.82		3.21		1.85		3.18		13
Year ended 9-30-2009	7.26	13.28	3	1.87		3.29		1.91		3.25		24
Class C Shares
Six-month period ended 3-31-2014 (unaudited)	7.40	2.90	16	1.76	(4)	2.50	(4)	1.78	(4)	2.48	(4)	3
Year ended 9-30-2013	7.29	-3.50	18	1.70		2.24		1.72		2.22		9
Year ended 9-30-2012	7.73	7.99	22	1.73		2.73		1.75		2.71		7
Year ended 9-30-2011	7.35	2.50	13	1.75		3.34		1.78		3.31		5
Year ended 9-30-2010	7.41	5.54	14	1.73		3.28		1.76		3.25		13
Year ended 9-30-2009	7.26	13.34	9	1.79		3.37		1.83		3.33		24

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	69

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$4.67	$0.12	$0.08	$0.20	$(0.12)	$—	$(0.12)
Year ended 9-30-2013	5.03	0.23	(0.36)	(0.13)	(0.23)	—	(0.23)
Year ended 9-30-2012	4.74	0.24	0.29	0.53	(0.24)	—	(0.24)
Year ended 9-30-2011	4.87	0.26	(0.12)	0.14	(0.27)	—	(0.27)
Year ended 9-30-2010	4.70	0.26	0.17	0.43	(0.26)	—	(0.26)
Year ended 9-30-2009	4.48	0.26	0.21	0.47	(0.25)	—	(0.25)
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	4.67	0.10	0.08	0.18	(0.10)	—	(0.10)
Year ended 9-30-2013	5.03	0.18	(0.36)	(0.18)	(0.18)	—	(0.18)
Year ended 9-30-2012	4.74	0.20	0.29	0.49	(0.20)	—	(0.20)
Year ended 9-30-2011	4.87	0.22	(0.13)	0.09	(0.22)	—	(0.22)
Year ended 9-30-2010	4.70	0.22	0.17	0.39	(0.22)	—	(0.22)
Year ended 9-30-2009	4.48	0.22	0.21	0.43	(0.21)	—	(0.21)
Class C Shares
Six-month period ended 3-31-2014 (unaudited)	4.67	0.10	0.08	0.18	(0.10)	—	(0.10)
Year ended 9-30-2013	5.03	0.19	(0.36)	(0.17)	(0.19)	—	(0.19)
Year ended 9-30-2012	4.74	0.20	0.29	0.49	(0.20)	—	(0.20)
Year ended 9-30-2011	4.87	0.22	(0.12)	0.10	(0.23)	—	(0.23)
Year ended 9-30-2010	4.70	0.23	0.16	0.39	(0.22)	—	(0.22)
Year ended 9-30-2009	4.48	0.22	0.21	0.43	(0.21)	—	(0.21)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund or Waddell & Reed Advisors Fund.

70	SEMIANNUAL REPORT	2014

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2014 (unaudited)	$4.75	4.35%	$727	0.91	%(4)	5.20	%(4)	0.94	%(4)	5.17	%(4)	6%
Year ended 9-30-2013	4.67	-2.80	693	0.89		4.57		0.91		4.55		19
Year ended 9-30-2012	5.03	11.51	791	0.89		4.95		0.92		4.92		6
Year ended 9-30-2011	4.74	3.11	639	0.89		5.65		0.92		5.62		14
Year ended 9-30-2010	4.87	9.49	658	0.89		5.62		0.93		5.58		16
Year ended 9-30-2009	4.70	11.40	515	0.93		6.20		0.97		6.16		34
Class B Shares(5)
Six-month period ended 3-31-2014 (unaudited)	4.75	3.83	1	1.92	(4)	4.20	(4)	1.95	(4)	4.17	(4)	6
Year ended 9-30-2013	4.67	-3.75	2	1.88		3.58		1.90		3.56		19
Year ended 9-30-2012	5.03	10.45	2	1.84		4.03		1.87		4.00		6
Year ended 9-30-2011	4.74	2.16	2	1.83		4.72		1.86		4.69		14
Year ended 9-30-2010	4.87	8.51	3	1.79		4.71		1.82		4.68		16
Year ended 9-30-2009	4.70	10.43	4	1.83		5.27		1.87		5.23		34
Class C Shares
Six-month period ended 3-31-2014 (unaudited)	4.75	3.91	24	1.76	(4)	4.35	(4)	1.79	(4)	4.32	(4)	6
Year ended 9-30-2013	4.67	-3.58	27	1.70		3.76		1.72		3.74		19
Year ended 9-30-2012	5.03	10.58	32	1.72		4.10		1.75		4.07		6
Year ended 9-30-2011	4.74	2.23	21	1.75		4.80		1.78		4.77		14
Year ended 9-30-2010	4.87	8.56	23	1.74		4.76		1.77		4.73		16
Year ended 9-30-2009	4.70	10.42	15	1.83		5.30		1.87		5.26		34

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	71

NOTES TO FINANCIAL STATEMENTS

Waddell & Reed Advisors Funds	MARCH 31, 2014 (UNAUDITED)

1.	ORGANIZATION

Waddell & Reed Advisors Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Waddell & Reed Advisors Bond Fund, Waddell & Reed Advisors Cash Management, Waddell & Reed Advisors Global Bond Fund, Waddell & Reed Advisors Government Securities Fund, Waddell & Reed Advisors High Income Fund, Waddell & Reed Advisors Municipal Bond Fund and Waddell & Reed Advisors Municipal High Income Fund (each, a “Fund”) are seven series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Prospectus and Statement of Additional Information. The investment manager to each Fund is Waddell & Reed Investment Management Company (“WRIMCO” or the “Manager”).

Each Fund (except Cash Management, Municipal Bond Fund and Municipal High Income Fund, which do not offer Class Y shares) offers Class A, Class B, Class C and Class Y shares. Effective January 1, 2014, the Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Waddell & Reed Advisors Funds. Class C shares of Cash Management are closed to direct investment. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, Class B and Class C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares or Class A shares of Cash Management. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended March 31, 2014, management believes that no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2008.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to

72	SEMIANNUAL REPORT	2014

cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield WRIMCO, or the Fund’s investment subadvisor, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity

2014	SEMIANNUAL REPORT	73

may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees and Chief Compliance Officer Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Estimates. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the Net Asset Value (“NAV”) of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and other assets are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Waddell & Reed Advisors Cash Management and short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or assets are valued at fair value, as determined in good faith by the Board or WRSCO pursuant to instructions from the Board.

74	SEMIANNUAL REPORT	2014

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. WRSCO has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee and appropriate consultation with the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities were sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

2014	SEMIANNUAL REPORT	75

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. A substantial majority of OTC derivative products valued using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Municipal Bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

76	SEMIANNUAL REPORT	2014

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of March 31, 2014, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Swap Agreements. Certain Funds may invest in swap agreements.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

2014	SEMIANNUAL REPORT	77

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11, Disclosures about Offsetting Assets and Liabilities, requires an entity that has financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following tables present financial instruments subject to master netting agreements as of March 31, 2014:

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Global Bond Fund
Unrealized depreciation on forward foreign currency contracts	$209	$—	$209	$—	$—	$—	$209
High Income Fund
Unrealized depreciation on forward foreign currency contracts	$2	$—	$2	$—	$—	$—	$2

Additional	Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2014:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Bond Fund	Interest rate		—	Unrealized depreciation on futures contracts*	$1,448
Global Bond Fund	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	209
Government Securities Fund	Interest rate		—	Unrealized depreciation on futures contracts*	313
High Income Fund	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	2

*	The value presented includes the cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of March 31, 2014.

78	SEMIANNUAL REPORT	2014

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended March 31, 2014:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Bond Fund	Interest rate	$—	$—	$(4,950)	$—	$—	$(4,950)
Global Bond Fund	Foreign currency	—	—	—	—	(522)	(522)
Government Securities Fund	Interest rate	—	—	(1,272)	—	—	(1,272)
High Income Fund	Foreign currency	—	—	—	—	(691)	(691)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended March 31, 2014:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Bond Fund	Interest rate	$—	$—	$1,554	$—	$—	$1,554
Global Bond Fund	Foreign currency	—	—	—	—	(79)	(79)
Government Securities Fund	Interest rate	—	—	403	—	—	403
High Income Fund	Foreign currency	—	—	—	—	29	29

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended March 31, 2014, the average derivative volume was as follows:

Fund	Long forward contracts(1)	Short forward contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Bond Fund	$—	$—	$—	$128,757	$—	$—	$—
Global Bond Fund	19,159	19,274	—	—	—	—	—
Government Securities Fund	—	—	—	31,916	—	—	—
High Income Fund	21,759	21,840	—	—	—	—	—

(1)	Average value outstanding during the period.
(2)	Average notional amount outstanding during the period.

Objectives	and Strategies

Bond Fund. The Fund’s objective in using derivatives during the period was to adjust the overall duration of the portfolio. To achieve this objective, the Fund primarily utilized Treasury futures contracts of varying lengths to either shorten or lengthen the duration of the Fund.

Global Bond Fund. The Fund’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Fund utilized forward contracts to either hedge a position held by the Fund, to gain exposure to a currency where a foreign bond is not available, or to take a fundamental position long or short in a particular currency.

Government Securities Fund. The Fund’s objective in using derivatives during the period was to adjust the overall duration of the portfolio. To achieve this objective, the Fund primarily utilized Treasury futures contracts of varying lengths to either shorten or lengthen the duration of the Fund.

High Income Fund. The Fund’s objective in using derivatives during the period was to hedge the exposure to foreign currencies from securities held in the portfolio. To achieve this objective, the Fund utilized forward contracts.

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	Over $1,500M
Bond Fund	0.525%	0.500%	0.450%	0.400%
Cash Management	0.400	0.400	0.400	0.400
Global Bond Fund	0.625	0.600	0.550	0.500
Government Securities Fund	0.500	0.450	0.400	0.350
High Income Fund	0.625	0.600	0.550	0.500
Municipal Bond Fund	0.525	0.500	0.450	0.400
Municipal High Income Fund	0.525	0.500	0.450	0.400

2014	SEMIANNUAL REPORT	79

Effective October 1, 2006, under terms of a settlement agreement, the fee is payable at the following annual rates for those Funds included in the settlement agreement until September 30, 2016:

Fund (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	Over $1,500M
Bond Fund	0.485%	0.500%	0.450%	0.400%
Global Bond Fund	0.590	0.600	0.550	0.500
Government Securities Fund	0.460	0.450	0.400	0.350
High Income Fund	0.575	0.600	0.550	0.500
Municipal Bond Fund	0.485	0.500	0.450	0.400
Municipal High Income Fund	0.485	0.500	0.450	0.400

Effective October 8, 2007, upon completion of the merger of Limited-Term Bond Fund into Bond Fund, the fee for Bond Fund is as follows: 0.475% of net assets up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

WRIMCO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

Accounting Services Fees. The Trust has an Accounting Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund (except Cash Management) pays a monthly fee of $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. Cash Management pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Government Securities Fund Class A, which also has check writing privileges, pays $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. If the aggregate annual rate of the WISC transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for a Fund, WISC will reimburse the Fund the amount in excess of $18.00.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan for Class A Shares. Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, each Fund, other than Cash Management, may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is paid daily to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class either directly or by third parties. For each of Bond Fund, Government Securities Fund, Municipal Bond Fund and Municipal High Income Fund, the Board of Trustees has limited payments to 0.237%, 0.232%, 0.237% and 0.247%, respectively, of the Fund’s average Class A net assets on an annual basis. The Board may in the future, without shareholder approval, authorize payments up to a maximum of 0.25% of the Fund’s average Class A net assets on an annual basis, if it determines to do so.

Distribution and Service Plan for Class B and Class C Shares. Under the Distribution and Service Plan adopted by the Trust for Class B and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

80	SEMIANNUAL REPORT	2014

Sales Charges. As principal underwriter for the Trust’s shares, W&R receives sales commissions (which are not an expense of the Trust) for sales of Class A shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the period ended March 31, 2014, W&R received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC					Commissions Paid(1)
		Class A	Class B		Class C

Bond Fund	$240	$1	$2		$1		$158
Cash Management	—	19	—	*	4		18,709
Global Bond Fund	186	1	1		1		146
Government Securities Fund	28	1	—	*	—	*	22
High Income Fund	1,274	4	3		5		869
Municipal Bond Fund	101	—	1		2		80
Municipal High Income Fund	231	3	—	*	2		195

(1)	W&R reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. During the period ended March 31, 2014, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Global Bond Fund	$87
Government Securities Fund	61
High Income Fund	125
Municipal Bond Fund	100
Municipal High Income Fund	100

For each of Bond Fund, Government Securities Fund, Municipal Bond Fund and Municipal High Income Fund, the Board of Trustees has limited Rule 12b-1 payments to 0.237%, 0.232%, 0.237% and 0.247%, respectively, of the Fund’s average Class A net assets on an annual basis. During the period ended March 31, 2014, the following amounts represent the difference between 0.25% and the reduced Rule 12b-1 fees:

Bond Fund	$84
Government Securities Fund	27
Municipal Bond Fund	54
Municipal High Income Fund	10

WRIMCO has voluntarily agreed to reimburse sufficient expenses of any class of Cash Management to maintain a minimum annualized yield of 0.02%. This reimbursement serves to reduce shareholder servicing and/or distribution and service fees. For the period ended March 31, 2014, the following expenses were reimbursed:

Cash Management, Class A	$4,042
Cash Management, Class B	13
Cash Management, Class C	58

Any amounts due to the funds as a reimbursement but not paid as of March 31, 2014 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

6.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2014, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Bond Fund	$12,364	$38,190	$52,960	$124,153
Cash Management	—	—	—	—
Global Bond Fund	—	80,323	666	95,601
Government Securities Fund	5,152	—	67,128	—
High Income Fund	—	914,820	—	781,208
Municipal Bond Fund	—	25,413	—	93,158
Municipal High Income Fund	—	60,831	—	41,111

2014	SEMIANNUAL REPORT	81

7.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Bond Fund				Cash Management
	Six months ended 3-31-14		Year ended 9-30-13		Six months ended 3-31-14		Year ended 9-30-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	22,689	$144,080	61,393	$402,644	2,984,255	$2,984,255	5,246,068	$5,246,068
Class B	21	131	170	1,115	469	469	1,869	1,869
Class C	124	790	586	3,858	3,447	3,447	9,439	9,439
Class Y	1,573	9,963	738	4,858	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	3,021	19,140	6,002	39,206	130	130	236	236
Class B	7	48	16	107	— *	— *	— *	— *
Class C	21	134	45	292	1	1	1	1
Class Y	59	372	133	874	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(44,100)	(279,979)	(89,658)	(582,585)	(2,939,366)	(2,939,366)	(5,015,354)	(5,015,354)
Class B	(216)	(1,369)	(637)	(4,159)	(687)	(687)	(2,731)	(2,731)
Class C	(539)	(3,420)	(1,330)	(8,634)	(4,852)	(4,852)	(6,615)	(6,615)
Class Y	(320)	(2,030)	(3,703)	(23,842)	N/A	N/A	N/A	N/A
Net increase (decrease)	(17,660)	$(112,140)	(26,245)	$(166,266)	43,397	$43,397	232,913	$232,913

	Global Bond Fund				Government Securities Fund
	Six months ended 3-31-14		Year ended 9-30-13		Six months ended 3-31-14		Year ended 9-30-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	24,014	$93,346	55,445	$219,506	5,213	$28,619	16,610	$95,076
Class B	49	189	181	718	8	44	51	291
Class C	316	1,229	1,015	4,025	31	169	411	2,381
Class Y	3,489	13,582	2,191	8,686	37	206	326	1,882
Shares issued in reinvestment of distributions to shareholders:
Class A	4,063	15,731	9,465	37,373	417	2,288	1,529	8,758
Class B	15	56	48	189	1	4	5	29
Class C	50	194	129	509	4	22	23	130
Class Y	269	1,043	534	2,110	4	23	64	369
Shares redeemed:
Class A	(32,766)	(127,389)	(57,849)	(228,563)	(17,088)	(93,858)	(35,222)	(199,823)
Class B	(233)	(902)	(668)	(2,641)	(73)	(400)	(254)	(1,451)
Class C	(553)	(2,149)	(1,421)	(5,614)	(285)	(1,564)	(1,049)	(5,940)
Class Y	(830)	(3,222)	(3,076)	(12,088)	(44)	(241)	(3,246)	(18,233)
Net increase (decrease)	(2,117)	$(8,292)	5,994	$24,210	(11,775)	$(64,688)	(20,752)	$(116,531)

82	SEMIANNUAL REPORT	2014

	High Income Fund				Municipal Bond Fund
	Six months ended 3-31-14		Year ended 9-30-13		Six months ended 3-31-14		Year ended 9-30-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	33,758	$259,734	58,765	$448,791	7,334	$53,710	24,258	$186,237
Class B	96	741	273	2,076	1	8	34	263
Class C	1,405	10,805	2,346	17,902	82	596	957	7,387
Class Y	4,608	35,484	11,443	87,159	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	13,479	103,220	15,518	118,441	1,841	13,430	3,404	25,930
Class B	76	582	102	774	2	13	3	26
Class C	335	2,564	345	2,631	30	221	63	477
Class Y	2,331	17,852	2,524	19,272	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(27,992)	(215,537)	(52,494)	(401,334)	(16,531)	(120,850)	(31,650)	(238,014)
Class B	(279)	(2,145)	(735)	(5,615)	(21)	(152)	(75)	(572)
Class C	(1,136)	(8,740)	(1,647)	(12,563)	(534)	(3,900)	(1,332)	(10,005)
Class Y	(2,545)	(19,540)	(5,527)	(42,416)	N/A	N/A	N/A	N/A
Net increase (decrease)	24,136	$185,020	30,913	$235,118	(7,796)	$(56,924)	(4,338)	$(28,271)

	Municipal High Income Fund
	Six months ended 3-31-14		Year ended 9-30-13
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	20,512	$95,935	30,246	$151,176
Class B	4	18	51	251
Class C	356	1,663	1,690	8,505
Class Y	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	3,145	14,758	6,454	31,842
Class B	7	31	13	63
Class C	101	472	223	1,099
Class Y	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(19,415)	(90,674)	(45,252)	(221,470)
Class B	(52)	(242)	(103)	(515)
Class C	(1,289)	(6,011)	(2,487)	(12,074)
Class Y	N/A	N/A	N/A	N/A
Net increase (decrease)	3,369	$15,950	(9,165)	$(41,123)

8.	COMMITMENTS

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At March 31, 2014, High Income Fund had outstanding bridge loan commitments of $46,800,000. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statement of Operations.

9.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at March 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Bond Fund	$1,237,166	$66,008	$23,253	$42,755
Cash Management	1,355,121	—	—	—
Global Bond Fund	844,289	31,175	25,829	5,346
Government Securities Fund	278,491	5,753	5,004	749
High Income Fund	2,238,784	100,497	7,746	92,751
Municipal Bond Fund	773,525	63,747	12,083	51,664
Municipal High Income Fund	735,647	42,646	39,650	2,996

2014	SEMIANNUAL REPORT	83

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended September 30, 2013 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late- Year Ordinary Losses Deferred
Bond Fund	$41,222	$2,680	$—	$—	$—	$—	$—
Cash Management	228	210	—	—	—	—	—
Global Bond Fund	39,442	4,076	1,402	—	—	7,527	—
Government Securities Fund	7,201	83	2,356	—	—	1,332	—
High Income Fund	149,475	4,070	—	43,605	—	—	—
Municipal Bond Fund	29,221	2,155	—	—	—	562	—
Municipal High Income Fund	37,914	196	—	—	—	1,094	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal year late-year ordinary losses that arise from the netting of activity generated between each November 1 and the end of its fiscal year on certain specified ordinary items .

Accumulated capital losses represent net capital loss carryovers as of September 30, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act is September 30, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a RIC during the year ended September 30, 2013:

	Pre-Enactment						Post-Enactment
Fund	2014	2015	2016	2017	2018	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Bond Fund	$—	$—	$—	$—	$4,462	$—	$1,388	$—
Cash Management	—	—	—	—	195	215	—	—
Global Bond Fund	—	—	—	—	—	—	—	—
Government Securities Fund	—	—	—	—	—	—	—	—
High Income Fund	—	—	—	—	—	—	—	—
Municipal Bond Fund	115	1,919	—	—	53	56	391	—
Municipal High Income Fund	—	420	—	504	16,061	—	250	2,514

10.	REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

The SEC Order further requires that the $50 million in settlement amounts will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds’ Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order is available on the SEC’s website at www.sec.gov.

84	SEMIANNUAL REPORT	2014

PROXY VOTING INFORMATION

Waddell & Reed Advisors Funds

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Waddell & Reed Advisors Funds

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:

Waddell & Reed Advisors Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2014	SEMIANNUAL REPORT	85

This page intentionally left blank.

86	SEMIANNUAL REPORT	2014

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL

Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus, or summary prospectus, carefully before investing.

2014	SEMIANNUAL REPORT	87

SEMIANN-WRA-FI (3-14)

ITEM 2.     CODE OF ETHICS.

Required in annual report only.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

2

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the Registrant’s last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds (Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: June 6, 2014

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: June 6, 2014